SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Municipal Bonds — 98.4%
	Alabama — 0.7%
	Alabama Public School & College Authority (Education System Capital Improvements),
	Series A, 5.00% due 6/1/2020 - 6/1/2022	$ 16,025,000	$ 16,921,263
	Series B, 5.00% due 6/1/2023	735,000	830,616
	Alabama State Board of Education (Calhoun Community College), 4.00% due 5/1/2020 - 5/1/2022	3,230,000	3,348,886
	East Alabama Health Care Authority, Series A, 5.00% due 9/1/2021 - 9/1/2022	2,045,000	2,171,977
	Lower Alabama Gas District, Series A, 5.00% due 9/1/2029	3,625,000	4,486,735
	UAB Medicine Finance Authority (University Hospital), Series B, 5.00% due 9/1/2025 - 9/1/2027	8,915,000	10,856,449
	Water Works Board of the City of Birmingham, 5.00% due 1/1/2029	2,230,000	2,791,090
	Alaska — 0.4%
	Alaska Energy Authority (Bradley Lake Hydroelectric Project; Insured: AGM), 6.00% due 7/1/2020	1,790,000	1,832,137
	City of Valdez (BP Pipelines (Alaska), Inc. Project),
	Series B, 5.00% due 1/1/2021	6,485,000	6,716,060
	Series C, 5.00% due 1/1/2021	12,000,000	12,427,560
	Arizona — 2.0%
[a]	Arizona (Banner Health Obligated Group; LOC Bank of America, N.A.) HFA, Series C, 1.70% due 1/1/2046 (put 1/2/2020)	3,900,000	3,900,000
	Arizona (Scottsdale Lincoln Hospitals) HFA, 5.00% due 12/1/2022 - 12/1/2024	3,100,000	3,527,320
	Arizona Board of Regents (Arizona State University) COP,
	Series A, 5.00% due 9/1/2020 - 9/1/2023	17,150,000	18,684,830
	Series C, 5.00% due 6/1/2022	6,080,000	6,633,219
	Arizona Board of Regents (Northern Arizona University Projects) COP, 5.00% due 9/1/2020 - 9/1/2023	6,825,000	7,400,111
	Arizona Board of Regents (University of Arizona), 5.00% due 8/1/2020 - 8/1/2024	1,925,000	2,141,015
	Arizona Board of Regents (University of Arizona) COP, 5.00% due 6/1/2022 - 6/1/2028	1,690,000	1,982,161
	Arizona Transportation Board, Series A, 5.00% due 7/1/2021 - 7/1/2022	12,465,000	13,188,922
	City of Phoenix Civic Improvement Corp., Series A, 5.00% due 7/1/2022 - 7/1/2025	8,580,000	10,003,916
	City of Tucson (Street and Highway Projects), Series A, 5.00% due 7/1/2022	2,135,000	2,338,679
[b]	Maricopa County (Banner Health Obligated Group) IDA, Series B, 1.99% (MUNIPSA + 0.38%) due 1/1/2035 (put 10/18/2022)	7,785,000	7,797,923
[c]	Northern Arizona University (Insured: BAM), Series B, 5.00% due 6/1/2025 - 6/1/2030	2,105,000	2,647,611
	Pima County (Ina & Roger Road Wastewater Reclamation Facilities),
	Series A,
	3.00% due 7/1/2021 - 7/1/2022	2,525,000	2,620,635
	5.00% due 7/1/2020 - 7/1/2022	1,400,000	1,480,609
	Pima County (Sewer System & Fleet Services Facilities Expansion) COP, Series A, 5.00% due 12/1/2020 - 12/1/2022	3,260,000	3,515,126
	Pinal County (Detention and Training Facilities), Series A, 5.00% due 8/1/2021 - 8/1/2025	5,075,000	5,744,650
	Pinal County (Hunt Highway (Phases III-V), Ironwood Drive, Public Safety Radio & Court Buildings), 5.00% due 8/1/2025	3,000,000	3,496,260
	Salt River Project Agricultural Improvement and Power District (Salt River Electric System), 5.00% due 1/1/2026 - 1/1/2028	7,000,000	8,749,150
	State of Arizona Department of Administration (State Lottery; Insured: AGM), Series A, 5.00% due 7/1/2020	8,705,000	8,871,962
	Arkansas — 0.0%
	Board of Trustees of the University of Arkansas (Fayetteville Campus Athletic Facilities), Series A, 3.00% due 11/1/2023	615,000	655,455
	California — 5.6%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2021 - 12/1/2023	6,200,000	7,007,264
	Anaheim Public Financing Authority (Public Improvements; Insured: AGM), Series C, Zero Coupon due 9/1/2022	3,250,000	3,131,408
	Cabrillo (Educational Facilities; Insured: AMBAC) USD GO, Series A, Zero Coupon due 8/1/2021	1,000,000	979,750
	California (Community Developmental Disabilities Program; Insured: California Mtg Insurance) HFFA, 5.75% due 2/1/2020 - 2/1/2021	3,670,000	3,762,340
	California (Dignity Health) HFFA,
	Series A,
	5.00% due 3/1/2020 - 3/1/2021	7,850,000	8,022,137
	5.25% due 3/1/2022	7,020,000	7,351,695
[d]	California (Providence St. Joseph Health Obligated Group) HFFA, 5.00% due 10/1/2039 (put 10/1/2027)	4,670,000	5,894,427
[d]	California (St. Joseph Health System) HFFA, Series D, 5.00% due 7/1/2043 (put 10/15/2020)	5,000,000	5,147,200
	California Educational Facilities Authority (Chapman University), 5.00% due 4/1/2021	4,870,000	5,112,088
[b]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), Series A, 1.913% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	5,000,000	5,006,350
	California State Public Works Board (California School for the Deaf Riverside Campus), Series H, 5.00% due 4/1/2020 - 4/1/2021	2,475,000	2,534,620
	California State Public Works Board (California State University), Series A, 5.00% due 10/1/2020	1,000,000	1,029,730
	California State Public Works Board (Coalinga State Hospital), Series H, 5.00% due 6/1/2020 - 6/1/2022	22,240,000	23,712,136
	California State Public Works Board (Laboratory Facility and San Diego Courthouse), Series I, 5.00% due 11/1/2021 - 11/1/2022	10,825,000	11,999,712
	California State Public Works Board (Various Capital Projects),
	Series A, 5.00% due 10/1/2021	1,000,000	1,069,350
	Series G, 5.00% due 11/1/2020 - 11/1/2021	3,250,000	3,426,678
[d]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2003-D-REMK, 5.00% due 5/1/2033 (put 11/1/2029)	6,500,000	8,488,220

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Castaic Lake Water Agency (Water System Improvement; Insured: AMBAC) COP, Zero Coupon due 8/1/2023	$ 10,125,000	$ 9,653,276
	County of Los Angeles Redevelopment Refunding Authority (Bunker Hill Project),
	5.00% due 12/1/2020 - 12/1/2024	26,635,000	29,896,649
	Series C, 5.00% due 6/1/2020 - 6/1/2024	8,960,000	10,067,459
	Escondido Union High School District (Insured: Natl-Re) GO, Zero Coupon due 11/1/2020	2,655,000	2,629,061
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD GO,
	Series A, 5.00% due 7/1/2023	8,950,000	10,161,293
	Series B, 5.00% due 7/1/2023	11,950,000	13,567,313
	Series D, 5.00% due 7/1/2022 - 7/1/2024	22,900,000	25,924,334
	Needles (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 8/1/2023	1,005,000	952,408
	North City West School Facilities Financing Authority (Carmel Valley Educational Facilities; Insured: AGM), Series A, 5.00% due 9/1/2023	4,545,000	5,004,545
[d]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	35,000,000	38,277,750
	Palomar Community College District GO, Series B, Zero Coupon due 8/1/2021	2,560,000	2,513,664
	Rocklin (Insured: Natl-Re) USD GO, Zero Coupon due 8/1/2022	3,910,000	3,782,339
	Sacramento City (Educational Facilities Improvements) USD GO, 5.00% due 7/1/2021	3,265,000	3,441,212
	Sacramento City Financing Authority (Merged Downtown & Oak Park; Insured: Natl-Re), Zero Coupon due 12/1/2021	1,600,000	1,554,912
	San Diego (Educational System Capital Projects; Insured: Natl-Re) USD GO, Series D-1, 5.50% due 7/1/2020	10,000,000	10,226,400
	San Diego Convention Center Expansion Financing Authority, Series A, 5.00% due 4/15/2020 - 4/15/2022	15,000,000	15,934,020
	Santa Fe Springs Community Development Commission (Consolidated Redevelopment Project; Insured: Natl-Re), Zero Coupon due 9/1/2024	7,000,000	6,485,080
[a]	State of California (Kindergarten; LOC Citibank N.A.) GO, Series B1-RMKT, 1.37% due 5/1/2034 (put 1/2/2020)	5,000,000	5,000,000
	State of California (Various Purposes) GO, 5.00% due 9/1/2020 - 9/1/2021	15,000,000	15,602,100
	West Contra Costa (Educational Facilities; Insured: AGC) USD GO, Series C-1, Zero Coupon due 8/1/2022	4,000,000	3,865,440
	West Covina Redevelopment Agency (Fashion Plaza), 6.00% due 9/1/2022	4,070,000	4,377,082
	Colorado — 1.8%
	City & County of Denver (Buell Theatre Property) COP, 5.00% due 12/1/2020 - 12/1/2023	8,610,000	9,252,736
[a]	City & County of Denver (SPA JPMorgan Chase Bank, N.A.) COP, Series A-3, 1.70% due 12/1/2031 (put 1/2/2020)	10,305,000	10,305,000
	City & County of Denver School District No. 1 (Eastbridge Elementary and Conservatory Green K-8 Schools) COP,
	Series C,
	4.00% due 12/15/2020	600,000	616,338
	5.00% due 12/15/2021 - 12/15/2023	3,210,000	3,569,731
	City of Aurora COP, 5.00% due 12/1/2027 - 12/1/2030	14,455,000	18,551,645
[d]	Colorado (Adventist Health System/Sunbelt Obligated Group) HFA, 5.00% due 11/15/2049 (put 11/19/2026)	16,100,000	19,809,762
	Colorado (Northern Colorado Medical Center) HFA, ETM, 5.00% due 5/15/2025 - 5/15/2026	1,305,000	1,580,064
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2026 - 11/1/2027	4,290,000	5,284,307
	Colorado Educational & Cultural Facilities Authority (National Conference of State Legislatures), 5.00% due 6/1/2020 - 6/1/2021	1,925,000	1,987,607
	County of Larimer (Jail Facilities Project) COP, 5.00% due 12/1/2028 - 12/1/2029	3,025,000	3,897,531
	El Paso County (Judicial Complex; Insured: AGM) COP, 5.00% due 12/1/2022 - 12/1/2028	2,500,000	3,031,193
	El Paso County (Pikes Peak Regional Development Center) COP,
	4.00% due 12/1/2021	1,000,000	1,054,490
	5.00% due 12/1/2023	1,330,000	1,522,677
	El Paso County Falcon School District No. 49 COP,
	5.00% due 12/15/2020 - 12/15/2023	1,295,000	1,444,335
[e]	5.00% due 12/15/2024	655,000	772,088
	Interlocken Metropolitan District (Insured: AGM) GO, Series A-1, 5.00% due 12/1/2024 - 12/1/2026	2,375,000	2,823,306
	Regional Transportation District (FasTracks Transportation System) COP, Series A, 5.00% due 6/1/2020	3,655,000	3,712,639
	Regional Transportation District (North Metro Rail Line) COP, Series A, 5.00% due 6/1/2023 - 6/1/2024	8,000,000	9,009,160
	Regional Transportation District COP,
	Series A,
	5.50% due 6/1/2021	205,000	208,713
	5.50% due 6/1/2021 (pre-refunded 6/1/2020)	2,165,000	2,204,208
	State of Colorado COP, Series A, 5.00% due 9/1/2024 - 9/1/2028	4,610,000	5,622,571
	Connecticut — 1.2%
	City of Hartford (Various Public Improvements; Insured: AGM) GO,
	Series A, 5.00% due 7/1/2024 - 7/1/2025	1,820,000	2,143,424
	Series B, 5.00% due 10/1/2022	1,765,000	1,947,448
	State of Connecticut (Educational Facilities) GO,
	Series B, 5.00% due 6/15/2024 - 6/15/2025	30,400,000	35,529,742
	Series E, 5.00% due 9/1/2023	5,550,000	6,290,259
	State of Connecticut (Various Capital Projects) GO,
	Series B, 5.00% due 5/15/2027	5,000,000	6,018,800
	Series E, 5.00% due 8/15/2024	1,845,000	2,082,950
	State of Connecticut GO,
	Series C, 5.00% due 6/15/2023 - 6/15/2028	6,680,000	8,151,785
	Series E, 5.00% due 9/15/2028	2,560,000	3,223,987
	State of Connecticut Special Tax Revenue, Series B, 5.00% due 10/1/2021	2,200,000	2,344,650

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Delaware — 0.0%
	Delaware Transportation Authority (Transportation System), 5.00% due 7/1/2020 - 7/1/2022	$ 1,940,000	$ 2,088,938
	District of Columbia — 0.2%
	District of Columbia, Series A, 5.00% due 12/1/2027	925,000	939,587
	District of Columbia (Insured: Syncora) GO, Series B, 5.25% due 6/1/2020	3,005,000	3,056,355
	District of Columbia (National Public Radio), Series A, 5.00% due 4/1/2020	1,890,000	1,907,331
	Washington Metropolitan Area Transit Authority, 5.00% due 7/1/2020 - 7/1/2028	6,705,000	7,791,027
	Florida — 6.7%
	Alachua County School Board (Educational Facilities) COP, 5.00% due 7/1/2022 - 7/1/2023	3,850,000	4,279,859
	Broward County (Airport, Marina & Port Improvements),
	Series Q-1,
	4.00% due 10/1/2020	1,660,000	1,696,321
	5.00% due 10/1/2020	2,000,000	2,058,540
	Broward County School Board (Educational Facilities) COP,
	Series A, 5.00% due 7/1/2021 - 7/1/2025	22,580,000	25,661,118
	Series B, 5.00% due 7/1/2023 - 7/1/2025	9,000,000	10,568,920
	Series C, 5.00% due 7/1/2025 - 7/1/2026	12,830,000	15,552,901
	Broward County School Board COP,
	Series A, 5.00% due 7/1/2028	8,590,000	10,904,747
	Series B, 5.00% due 7/1/2029	8,920,000	11,503,143
	Central Florida Expressway Authority, 5.00% due 7/1/2022 - 7/1/2026	4,100,000	4,700,551
	City of Cape Coral (Water and Sewer System Improvements), 5.00% due 10/1/2022 - 10/1/2026	5,435,000	6,565,901
[a]	City of Gainesville FL Utilities System Revenue (SPA Barclays Bank plc), Series B-REMK 6/29/17, 1.70% due 10/1/2038 (put 1/8/2020)	700,000	700,000
[a]	City of Gainesville FL Utilities System Revenue (SPA Landesbank Hessen-Thuringen), Series C-REMK 12/14/15, 1.69% due 10/1/2026 (put 1/2/2020)	2,890,000	2,890,000
	City of Jacksonville, Series C, 5.00% due 10/1/2023	1,105,000	1,259,037
	City of Lakeland (Energy System; Insured: AGM), 5.00% due 10/1/2020	1,695,000	1,743,714
	City of Lakeland (Lakeland Regional Health Systems), 5.00% due 11/15/2026	1,925,000	2,330,193
	City of Miami (Stormwater Management Utility System), 5.00% due 9/1/2026 - 9/1/2028	2,675,000	3,320,697
	City of North Miami Beach (North Miami Beach Water Project), 5.00% due 8/1/2020 - 8/1/2021	1,780,000	1,858,115
	City of Orlando (Senior Tourist Development; Insured: AGM), 5.00% due 11/1/2023 - 11/1/2027	3,545,000	4,214,603
[a]	City of West Palm Beach FL Utility System Revenue (Insured: AGC; SPA JP Morgan Chase Bank N.A.), Series C, 1.71% due 10/1/2038 (put 1/8/2020)	1,440,000	1,440,000
	Florida Higher Educational Facilities Financing Authority (Nova Southeastern University), 5.00% due 4/1/2020	1,190,000	1,200,710
	Florida Higher Educational Facilities Financing Authority (University of Tampa), Series A, 5.00% due 4/1/2022	620,000	668,540
	Florida State Board of Governors (University System Capital Improvements), Series A, 4.00% due 7/1/2020 - 7/1/2022	12,655,000	13,197,803
	Fort Myers Utility System Revenue,
	5.00% due 10/1/2023	990,000	1,054,182
	5.00% due 10/1/2023 (pre-refunded 10/1/2021)	2,370,000	2,527,107
	Hillsborough County (Court Facilities), Series B, 5.00% due 11/1/2020 - 11/1/2021	9,525,000	10,013,242
	Hillsborough County (Jail and Storm Water Projects), Series A, 5.00% due 11/1/2021 - 11/1/2022	5,305,000	5,785,452
	Hillsborough County School Board (Master Lease Program) COP, 5.00% due 7/1/2027 - 7/1/2028	10,035,000	12,570,505
	Jacksonville Electric Authority (Electric System), Series A, 5.00% due 10/1/2024 (pre-refunded 10/1/2023)	1,200,000	1,370,724
	Jacksonville Electric Authority (Electric System) ETM, Series A, 5.00% due 10/1/2023	1,395,000	1,593,467
	Lee County School Board (School Facilities Improvements) COP, 5.00% due 8/1/2023 - 8/1/2024	3,000,000	3,458,320
	Manatee County (County Capital Projects), 5.00% due 10/1/2021	2,775,000	2,963,422
[a]	Manatee County (Florida Power & Light Co.), 1.72% due 9/1/2024 (put 1/2/2020)	8,900,000	8,900,000
	Manatee County (Public Utilities Improvements), 5.00% due 10/1/2024 - 10/1/2025	970,000	1,146,296
	Manatee County School District (School Facilities Improvements; Insured: AGM), 5.00% due 10/1/2025 - 10/1/2027	2,900,000	3,586,923
	Marion County School Board (Insured: BAM) COP, Series B, 5.00% due 6/1/2020 - 6/1/2024	8,330,000	8,966,567
	Miami Beach GO,
	4.00% due 9/1/2021	1,015,000	1,063,649
	5.00% due 9/1/2020 - 9/1/2022	4,720,000	4,879,573
[a]	Miami-Dade County (Florida Power & Light Co.) IDA, 1.70% due 6/1/2021 (put 1/2/2020)	31,900,000	31,900,000
	Miami-Dade County (Miami International Airport), Series B, 5.00% due 10/1/2025	2,500,000	2,938,350
	Miami-Dade County (Transit System), 5.00% due 7/1/2023 - 7/1/2025	10,215,000	11,994,303
[d]	Miami-Dade County (Waste Management, Inc.) IDA, 1.50% due 9/1/2027 (put 11/2/2020)	2,000,000	2,004,100
	Miami-Dade County Expressway Authority (Toll System), Series B, 5.00% due 7/1/2024 - 7/1/2025	4,000,000	4,605,960
	Miami-Dade County School Board (Educational Facilities Improvements) COP,
	Series A,
	5.00% due 5/1/2022 - 5/1/2024	15,535,000	17,560,433
[d]	5.00% due 5/1/2031 (put 5/1/2024)	2,550,000	2,929,771
	Series C, 5.00% due 5/1/2025	15,000,000	17,742,450
	Orange County (Orlando Health, Inc.; Insured: Natl-Re) HFA ETM, Series C, 6.25% due 10/1/2021	820,000	869,413
	Orange County School Board (Educational Facilities) COP, Series D, 5.00% due 8/1/2020 - 8/1/2025	9,795,000	10,820,470

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Palm Beach County (Baptist Health South Florida Obligated Group) HFA, 5.00% due 8/15/2024 - 8/15/2027	$ 1,145,000	$ 1,379,257
	Palm Beach County (Boca Raton Regional Hospital) HFA, ETM, 5.00% due 12/1/2020	600,000	620,592
	Palm Beach County School Board (Educational Facilities) COP,
	Series B, 5.00% due 8/1/2022 - 8/1/2024	10,095,000	11,575,701
	Series C,
	4.00% due 8/1/2021	3,835,000	4,007,843
	5.00% due 8/1/2020 - 8/1/2022	2,750,000	2,937,003
	Palm Beach County School District COP, Series C, 5.00% due 8/1/2021 - 8/1/2026	10,130,000	11,643,581
	Polk County (Water and Wastewater Utility Systems), 5.00% due 10/1/2023	1,420,000	1,567,992
	Polk County (Water and Wastewater Utility Systems; Insured: AGM),
	3.00% due 10/1/2021	3,125,000	3,228,375
	4.00% due 10/1/2020	3,100,000	3,166,898
	Reedy Creek Improvement District (Buena Vista Drive Corridor Improvements) GO, Series A, 5.00% due 6/1/2023	1,940,000	2,188,184
	Reedy Creek Improvement District (Walt Disney World Resort Complex Utility Systems), Series 1, 5.00% due 10/1/2021 - 10/1/2023	2,575,000	2,820,455
	Reedy Creek Improvement District (Walt Disney World Resort Complex Utility Systems) GO, Series A, 5.00% due 6/1/2021 - 6/1/2025	4,210,000	4,873,788
	South Florida Water Management District (Everglades Restoration Plan) COP, 5.00% due 10/1/2020 - 10/1/2022	5,530,000	5,907,305
	South Lake County Hospital District, 5.00% due 10/1/2025 (pre-refunded 4/1/2020)	4,140,000	4,178,999
	St. Johns County School Board COP, Series A, 5.00% due 7/1/2023 - 7/1/2029	9,515,000	11,765,917
	Sunshine State Governmental Financing Commission (Miami-Dade County Program), Series B-1, 5.00% due 9/1/2021 - 9/1/2024	7,275,000	8,076,024
	Sunshine State Governmental Financing Commission (Miami-Dade County Program; Insured: AGM), Series A, 5.00% due 9/1/2021	5,000,000	5,319,150
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2023 - 10/15/2025	1,750,000	2,027,179
	Volusia County School Board (University High School, River Springs Middle School) COP, Series B, 5.00% due 8/1/2024	1,000,000	1,166,150
	Georgia — 1.6%
	Athens-Clarke County Unified Government Development Authority (UGAREF Bolton Commons, LLC), 4.00% due 6/15/2020	395,000	400,163
	Athens-Clarke County Unified Government Development Authority (UGAREF Central Precinct, LLC), 5.00% due 6/15/2022 - 6/15/2023	1,270,000	1,403,478
	City of Atlanta (Airport Passenger Facility),
	5.00% due 1/1/2024 - 1/1/2025	3,850,000	4,419,740
	Series B, 5.00% due 1/1/2023 - 1/1/2025	2,645,000	3,001,253
	City of Atlanta (Atlantic Station Project), 5.00% due 12/1/2020 - 12/1/2024	4,290,000	4,755,627
	City of Atlanta (BeltLine Project), Series A, 5.00% due 1/1/2020 - 1/1/2021	585,000	585,502
	City of Atlanta (Hartsfield-Jackson Atlanta International Airport),
	Series C,
	5.25% due 1/1/2020	5,000,000	5,000,000
	5.50% due 1/1/2021	3,525,000	3,679,430
	City of Atlanta (Hartsfield-Jackson Atlanta International Airport) ETM, Series B, 5.00% due 1/1/2020	6,000,000	6,000,000
	City of Atlanta (Water & Wastewater System), 5.00% due 11/1/2021 - 11/1/2025	6,630,000	7,446,980
	Development Authority of Fulton County (Georgia Tech Athletic Assoc.), 5.00% due 10/1/2022	130,000	143,289
	Development Authority of Fulton County (Georgia Tech Athletic Assoc.) ETM, 5.00% due 10/1/2022	4,420,000	4,879,636
	Main Street Natural Gas, Inc., Series A, 5.00% due 5/15/2023 - 5/15/2029	14,265,000	16,976,770
[d]	Monroe County Development Authority (Gulf Power Co.), 2.00% due 9/1/2037 (put 6/25/2020)	1,300,000	1,304,316
	Municipal Electric Authority of Georgia,
	Series A,
	5.00% due 1/1/2026 - 1/1/2030	5,150,000	6,254,052
[e]	5.00% due 1/1/2027	1,150,000	1,383,829
[b]	Private Colleges & Universities Authority (Emory University), Series B, 2.03% (MUNIPSA + 0.42%) due 10/1/2039 (put 8/16/2022)	16,400,000	16,428,864
	Savannah Economic Development Authority (International Paper Co.), 1.90% due 8/1/2024	8,000,000	8,019,600
	Guam — 0.5%
	Government of Guam (Various Capital Projects), Series D, 5.00% due 11/15/2020 - 11/15/2024	11,170,000	12,182,740
	Guam Government, Series A, 5.00% due 1/1/2025	305,000	322,531
	Guam Government Waterworks Authority (Water & Wastewater System Improvements),
	5.25% due 7/1/2020 - 7/1/2022	1,350,000	1,445,345
[e]	5.25% due 7/1/2023	645,000	721,065
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2023 - 10/1/2026	4,330,000	4,915,768
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2020 - 10/1/2022	7,840,000	8,486,598
	Hawaii — 1.2%
	City and County of Honolulu (Capital Improvements) GO,
	Series A, 5.00% due 11/1/2020	8,265,000	8,535,348
	Series B, 5.00% due 11/1/2021 - 11/1/2022	9,465,000	10,391,605
	City and County of Honolulu (Capital Improvements) GO ETM, Series A, 5.00% due 11/1/2022	1,750,000	1,941,555
[b]	City and County of Honolulu (Rail Transit Project) GO, 1.93% (MUNIPSA + 0.32%) due 9/1/2025 - 9/1/2028 (put 9/1/2020)	17,075,000	17,075,971
	County of Hawaii (Capital Improvements) GO,
	Series A, 5.00% due 9/1/2023	800,000	911,016
	Series B, 5.00% due 9/1/2023	1,500,000	1,708,155
	Series C, 5.00% due 9/1/2021 - 9/1/2026	5,250,000	5,942,460

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Series D, 5.00% due 9/1/2023 - 9/1/2026	$ 3,085,000	$ 3,680,427
	Series E, 5.00% due 9/1/2021 - 9/1/2026	4,665,000	5,155,834
	State of Hawaii (Hawaiian Home Lands Settlement) GO,
	Series DZ,
	5.00% due 12/1/2022 (pre-refunded 12/1/2021)	3,060,000	3,284,451
[e]	5.00% due 12/1/2022 (pre-refunded 12/1/2021)	940,000	1,009,880
	Series EA, 5.00% due 12/1/2020 - 12/1/2021	5,500,000	5,814,165
	State of Hawaii Airports System Revenue, Series A, 5.25% due 7/1/2027	2,400,000	2,447,664
	Idaho — 0.3%
	Idaho (Trinity Health Credit Group) HFA, Series D, 5.00% due 12/1/2022 - 12/1/2024	4,200,000	4,798,832
[d]	Regents of the University of Idaho, 5.25% due 4/1/2041 (put 4/1/2021)	12,295,000	12,854,054
	Illinois — 6.1%
	Board of Education of the City of Chicago (Educational Facilities; Insured: BHAC-CR FGIC) GO, Series B-1, Zero Coupon due 12/1/2020	12,000,000	11,820,600
	Board of Trustees of Southern Illinois University (Housing & Auxiliary Facilities; Insured: Natl-Re), Series A, 5.25% due 4/1/2020	1,000,000	1,007,790
	Chicago Midway International Airport, Series B, 5.00% due 1/1/2022 - 1/1/2024	3,700,000	4,108,041
	Chicago O’Hare International Airport (2015 Airport Projects), Series B, 5.00% due 1/1/2020 - 1/1/2021	5,350,000	5,462,650
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2027	1,750,000	2,098,373
	Chicago O’Hare International Airport (Capital Development Programs), Series B, 5.00% due 1/1/2022 (pre-refunded 1/1/2021)	5,835,000	6,059,472
	Chicago Park District (Capital Improvement Plan) GO,
	4.00% due 1/1/2020	815,000	815,000
	Series A, 5.00% due 1/1/2024 - 1/1/2025	1,915,000	2,157,727
	Series B,
	4.00% due 1/1/2020	2,730,000	2,730,000
	5.00% due 1/1/2021 - 1/1/2024	7,270,000	7,764,038
	Series C, 5.00% due 1/1/2022 - 1/1/2023	5,155,000	5,569,130
	Series D, 5.00% due 1/1/2020 - 1/1/2024	3,965,000	4,328,331
	Chicago Park District GO,
	Series B, 5.00% due 1/1/2020	3,185,000	3,185,000
	Series D, 5.00% due 1/1/2021 - 1/1/2024	2,850,000	3,036,401
	Chicago School Reform Board of Trustees of the Board of Education (School District Capital Improvement Program; Insured: Natl-Re) GO, Series A, 5.25% due 12/1/2021	1,500,000	1,584,840
	City of Chicago (Chicago Midway Airport), Series B, 5.00% due 1/1/2023 - 1/1/2024	22,275,000	24,745,653
	City of Chicago (Riverwalk Expansion Project; Insured: AGM), 5.00% due 1/1/2021 - 1/1/2023	2,410,000	2,507,161
	City of Chicago (Wastewater Transmission System), Series C-REMK-10/, 5.00% due 1/1/2020 - 1/1/2025	17,750,000	19,720,095
	City of Chicago (Wastewater Transmission System; Insured: BHAC), Series A, 5.50% due 1/1/2020	1,400,000	1,400,000
	City of Chicago (Water System),
	Series 2017-2, 5.00% due 11/1/2020 - 11/1/2024	4,150,000	4,488,688
	Series A, 5.00% due 11/1/2027	6,250,000	7,415,000
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2028	2,000,000	2,428,080
	City of Mount Vernon (Various Municipal Capital Improvements; Insured: AGM) GO, 4.00% due 12/15/2020 - 12/15/2021	2,425,000	2,486,539
	City of Waukegan (Lakehurst Redevelopment Project; Insured: AGM) GO, Series A, 5.00% due 12/30/2020 - 12/30/2022	4,100,000	4,388,859
	Community College District No. 503 (Black Hawk College; Insured: AGM) GO, 5.00% due 12/1/2021 - 12/1/2024	10,935,000	12,306,488
	Community College District No. 516 (Waubonsee Community College) GO,
	Series A,
	4.50% due 12/15/2020	1,325,000	1,366,433
	5.00% due 12/15/2021	6,175,000	6,627,133
	Community High School District No. 127 (Lake County-Grayslake Educational Facilities.; Insured: Syncora) GO, 7.375% due 2/1/2020	1,000,000	1,004,800
	Community Unit School District No. 302 (Kane & DeKalb County Educational Facilities; Insured: Natl-Re) GO, Zero Coupon due 2/1/2021	3,165,000	3,116,417
	Community Unit School District No. 428 (DeKalb County Educational Facilities) GO, Zero Coupon due 1/1/2021	6,140,000	5,949,292
	Community Unit School District No. 5 (Insured: BAM) GO, 5.00% due 4/15/2024 - 4/15/2026	1,650,000	1,941,696
	Cook County Community College District No. 508 (City Colleges of Chicago) GO,
	5.00% due 12/1/2020 - 12/1/2024	8,020,000	8,649,257
	5.25% due 12/1/2025 - 12/1/2026	3,365,000	3,744,261
	Cook County School District No.170 (Insured: AGM) GO, Series D, 5.00% due 12/1/2024	1,190,000	1,352,483
	County of Cook (Capital Improvement Plan) GO,
	Series A, 5.00% due 11/15/2021	5,000,000	5,308,650
	Series C,
	4.00% due 11/15/2020 - 11/15/2022	3,925,000	4,096,795
	5.00% due 11/15/2020 - 11/15/2022	5,605,000	5,934,542
	County of Cook Sales Tax Revenue, 5.00% due 11/15/2028	2,250,000	2,753,415
	Du Page County High School District No. 88 (Addison Trail and Willowbrook High Schools) GO, 3.00% due 1/15/2020	2,630,000	2,631,604
	Forest Preserve District of Cook County GO, Series A, 5.00% due 11/15/2021	1,500,000	1,584,570
	Forest Preserve District of DuPage County GO, 5.00% due 11/1/2020 - 11/1/2024	9,455,000	10,757,524
[a]	Illinois (NorthShore University HealthSystem; SPA JP Morgan Chase Bank N.A.) DFA, 1.70% due 5/1/2031 (put 1/2/2020)	22,520,000	22,520,000
	Illinois Finance Authority (Advocate Health Care),

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	5.00% due 8/1/2023 - 8/1/2024	$ 1,365,000	$ 1,568,731
[d]	Series A-1, 5.00% due 11/1/2030 (put 1/15/2020)	1,575,000	1,576,969
[a]	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group; SPA JP Morgan Chase Bank N.A.), 1.70% due 8/15/2042 (put 1/2/2020)	1,500,000	1,500,000
[a]	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group; SPA JPMorgan Chase Bank N.A.), 1.70% due 8/15/2042 (put 1/2/2020)	9,450,000	9,450,000
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2020 - 11/15/2025	3,020,000	3,473,272
	Illinois Finance Authority (Trinity Health), Series L, 4.00% due 12/1/2021	1,000,000	1,052,150
	Illinois State Toll Highway Authority, Series D, 5.00% due 1/1/2023 - 1/1/2024	10,500,000	11,887,045
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 (Insured: AMBAC) GO, Zero Coupon due 12/1/2021	1,235,000	1,195,653
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 (Insured: AMBAC) GO ETM, Zero Coupon due 12/1/2021	765,000	746,433
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 5.00% due 1/1/2024	7,150,000	8,113,891
	Knox & Warren Counties Community Unit School District No 205 Galesburg GO,
	Series B,
	4.00% due 12/1/2020 - 12/1/2023	3,610,000	3,859,618
[e]	4.00% due 12/1/2024	1,240,000	1,381,744
	5.00% due 12/1/2025 - 12/1/2029	7,400,000	8,970,006
	McHenry County Conservation District GO, 5.00% due 2/1/2021 - 2/1/2025	4,325,000	4,775,658
	Metropolitan Pier & Exposition Authority (McCormick Place Expansion) (State Aid Withholding), Series B, 5.00% due 12/15/2020	4,000,000	4,116,240
	Metropolitan Water Reclamation District of Greater Chicago (Green Bond), GO, Series E, 5.00% due 12/1/2025	1,000,000	1,198,610
	Peoria Metropolitan Airport Authority GO, Series D, 5.00% due 12/1/2027	1,000,000	1,205,280
	State of Illinois, Series B, 5.00% due 6/15/2026 - 6/15/2029	20,000,000	23,206,500
	State of Illinois (State Facilities Improvements) GO, 5.00% due 7/1/2021	1,735,000	1,815,452
	State of Illinois GO, Series A, 5.00% due 12/1/2021	4,500,000	4,762,260
	Town of Cicero Cook County (Cicero and Laramie Development Areas; Insured: AGM) GO, Series A, 5.00% due 1/1/2020 - 1/1/2021	2,700,000	2,740,375
	Village of Tinley Park GO, 4.00% due 12/1/2022	625,000	670,975
	Will & Kendall Counties Plainfield Community Consolidated School District 202 (Capital Improvements; Insured: BAM) GO, Series A, 5.00% due 1/1/2023 - 1/1/2025	21,125,000	24,003,810
	Indiana — 1.7%
	Avon Community School Building Corp (Educational Facilities; Insured: State Intercept), 5.00% due 7/15/2021 - 7/15/2027	6,730,000	7,670,781
	Board of Trustees for the Vincennes University, Series J, 5.00% due 6/1/2020	1,000,000	1,015,900
	City of Carmel Redevelopment Authority (Road and Intersection Improvements), 5.00% due 8/1/2021 - 8/1/2022	4,915,000	5,250,835
	City of Carmel Redevelopment District (CFP Energy Center, LLC Installment Purchase Agreement) COP, Series C, 5.75% due 7/15/2022 (pre-refunded 1/15/2021)	1,360,000	1,404,322
	Duneland School Building Corp. (State Aid Withholding), Zero Coupon due 2/1/2020 - 8/1/2021	12,480,000	12,333,281
	Hamilton Southeastern Consolidated School Building Corp. (Educational Facilities; Insured: State Intercept), Series D, 5.00% due 7/15/2021 - 1/15/2024	3,210,000	3,516,708
	Indiana Bond Bank (Columbus Learning Center), 5.00% due 8/1/2021	1,300,000	1,362,998
	Indiana Finance Authority (Community Health Network), Series A, 5.00% due 5/1/2020 - 5/1/2022	4,340,000	4,564,726
	Indiana Finance Authority (CWA Authority, Inc. Wastewater System Project), Series A, 5.00% due 10/1/2021 - 10/1/2024	2,000,000	2,255,555
[a]	Indiana Finance Authority (Franciscan Alliance, Inc. Obligated Group; LOC Barclays Bank Plc), 1.65% due 11/1/2037 (put 1/2/2020)	4,645,000	4,645,000
	Indiana Finance Authority (Indiana University Health System),
	Series N,
	5.00% due 3/1/2020 - 3/1/2021	14,880,000	15,342,010
	5.00% due 3/1/2022 (pre-refunded 3/1/2021)	3,240,000	3,383,402
	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group),
[b]	Series L, 1.89% (MUNIPSA + 0.28%) due 12/1/2046 (put 7/2/2021)	5,200,000	5,201,716
[b]	Series M, 1.89% (MUNIPSA + 0.28%) due 12/1/2046 (put 7/2/2021)	6,000,000	6,001,680
	Indiana Finance Authority (Marian University Health Sciences) ETM, 5.00% due 9/15/2020 - 9/15/2021	4,565,000	4,772,437
	Indiana Finance Authority (Parkview Health System), 5.00% due 5/1/2022	1,135,000	1,233,117
	Indiana Municipal Power Agency (Power Supply System), Series A, 5.00% due 1/1/2026 - 1/1/2028	4,235,000	5,198,605
	Knox Middle School Building Corp. (Insured: Natl-Re) (State Aid Withholding), Zero Coupon due 1/15/2020	1,295,000	1,294,249
	Lake Central Multi-District School Building Corp. (Educational Facilities) (State Aid Withholding),
	Series B,
	4.00% due 1/15/2020 - 1/15/2022	4,050,000	4,166,052
	5.00% due 7/15/2020 - 7/15/2022	3,420,000	3,607,249
	Perry Township Multischool Building Corp. (Educational Facilities) (State Aid Withholding), 5.00% due 7/10/2020 - 7/10/2021	3,090,000	3,188,000
	Iowa — 0.3%
	Des Moines Independent Community School District (School Infrastructure; Insured: AGM), 4.00% due 6/1/2020 - 6/1/2022	10,255,000	10,378,214
	Iowa Finance Authority (Genesis Health System), 5.00% due 7/1/2022 - 7/1/2024	6,085,000	6,771,337
	Kansas — 1.1%
	Kansas (National Bio and Agro-Defense Facility) DFA, Series G, 5.00% due 4/1/2020 - 4/1/2025	39,450,000	42,894,134
	Kansas (New Jobs Training; Insured: BAM) DFA, Series K, 5.00% due 12/1/2020	1,500,000	1,504,455
	Kansas (Wichita State University) DFA, Series A, 5.00% due 6/1/2020	575,000	583,901

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Seward County No. 480 USD GO, Series B, 5.00% due 9/1/2024 - 9/1/2027	$ 6,120,000	$ 7,271,021
	Unified Government of Wyandotte County/Kansas City (Utility Systems Improvement), Series A, 5.00% due 9/1/2022 - 9/1/2024	3,600,000	4,026,764
	Wyandotte County No. 500 (General Improvement) USD GO, Series A, 5.00% due 9/1/2025 - 9/1/2026	5,675,000	6,909,722
	Kentucky — 2.2%
	Kentucky Economic (Norton Healthcare, Inc.; Insured: Natl-Re) DFA, Series B, Zero Coupon due 10/1/2020 - 10/1/2023	16,680,000	16,124,672
[d]	Kentucky Public Energy Authority (Gas Supply System), Series C-1, 4.00% due 12/1/2049 (put 6/1/2025)	77,500,000	85,831,250
	Lexington-Fayette Urban County Government Public Facilities Corp. (Eastern State Hospital), Series A, 5.00% due 6/1/2022	6,165,000	6,476,579
[d]	Louisville/Jefferson County Metropolitan Government (Louisville Gas & Electric Co.), 1.85% due 10/1/2033 (put 4/1/2021)	6,500,000	6,537,505
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare, Inc.), 5.00% due 10/1/2026	3,000,000	3,656,850
	Turnpike Authority of Kentucky (Revitalization Projects), Series B, 5.00% due 7/1/2025 - 7/1/2026	5,615,000	6,709,767
	Louisiana — 2.9%
	City of Bossier (Public Improvements; Insured: AGM), Series ST-2010, 4.50% due 12/1/2021	2,240,000	2,382,307
	City of New Orleans (Public Improvements) GO, 5.00% due 12/1/2020 - 12/1/2021	2,515,000	2,645,188
	City of New Orleans (Public Improvements; Insured: AGM) GO, 5.00% due 12/1/2020 - 12/1/2021	8,950,000	9,465,833
	City of Shreveport (Water and Sewer System; Insured: BAM), Series A, 5.00% due 12/1/2020 - 12/1/2024	31,150,000	34,001,725
	East Baton Rouge Sewerage Commission (Wastewater System Improvements), Series B, 5.00% due 2/1/2023 - 2/1/2025	2,150,000	2,481,777
	Ernest N. Morial - New Orleans Exhibition Hall Authority (Convention Center), 5.00% due 7/15/2020 - 7/15/2023	3,780,000	4,027,129
	Jefferson Sales Tax District (Insured: AGM),
	Series A, 5.00% due 12/1/2023 - 12/1/2027	4,700,000	5,663,175
	Series B, 5.00% due 12/1/2027 - 12/1/2028	4,690,000	5,887,256
	Louisiana Energy & Power Authority (LEPA Unit No. 1 Power; Insured: AGM), Series A, 5.00% due 6/1/2022 - 6/1/2023	1,750,000	1,935,615
	Louisiana Energy & Power Authority (Rodemacher Unit No. 2 Power), 5.00% due 1/1/2020 - 1/1/2023	4,240,000	4,468,839
	Louisiana Local Govt Environmental Facilities & Community Development Authority (Bossier Parish Community College - Campus Facilities, Inc. Project), 5.00% due 12/1/2020	1,200,000	1,240,632
	Louisiana Local Govt Environmental Facilities & Community Development Authority (LCTCS Act 391 Project; Insured: BAM), 5.00% due 10/1/2022 - 10/1/2027	15,565,000	18,379,957
	Louisiana Local Govt Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System), 5.00% due 10/1/2025 - 10/1/2027	2,960,000	3,560,886
	Louisiana Offshore Terminal Authority (Loop, INC),
[d]	Series A, 1.65% due 9/1/2033 (put 12/1/2023)	5,000,000	5,007,300
[d]	Series C, 1.65% due 9/1/2034 (put 12/1/2023)	5,000,000	5,006,700
[d]	Louisiana Offshore Terminal Authority (Loop, Inc.), 1.65% due 9/1/2027 (put 12/1/2023)	4,650,000	4,660,881
	Louisiana Public Facilities Authority (Hurricane Recovery Program), 5.00% due 6/1/2022 - 6/1/2023	7,945,000	8,809,144
	Louisiana State Office Facilities Corp. (State Capitol), Series A, 5.00% due 5/1/2021	4,595,000	4,650,921
	New Orleans Regional Transit Authority (Streetcar Rail Lines; Insured: AGM), 5.00% due 12/1/2021 - 12/1/2022	2,110,000	2,182,814
	Parish of LaFourche (Roads, Highways & Bridges), 5.00% due 1/1/2022 - 1/1/2023	930,000	1,017,195
	Parish of Orleans School District (Insured: AGM) GO, 5.00% due 9/1/2020	3,840,000	3,938,074
[d]	Parish of St. Charles (Valero Energy Corp. Refinery), 4.00% due 12/1/2040 (put 6/1/2022)	16,395,000	17,265,247
	Parish of Terrebonne Hospital Service District No. 1 (Terrebonne General Medical Center),
	5.00% due 4/1/2021	1,485,000	1,497,994
	5.00% due 4/1/2021 (pre-refunded 4/1/2020)	835,000	842,866
	Shreveport Water & Sewer Revenue (Insured: BAM), Series C, 5.00% due 12/1/2024 - 12/1/2026	2,420,000	2,877,831
	State of Louisiana GO, Series C, 5.00% due 8/1/2021	11,175,000	11,852,987
	Maine — 0.1%
	Maine Governmental Facilities Authority (Augusta & Machias Courthouses), Series A, 5.00% due 10/1/2020 - 10/1/2023	5,180,000	5,627,348
	Maryland — 0.6%
	Maryland Economic Development Corp. (Public Health Laboratory),
	4.00% due 6/1/2022	8,245,000	8,580,984
	5.00% due 6/1/2021	8,725,000	9,206,358
	Prince County George’s GO, Series A, 5.00% due 9/15/2026	6,110,000	7,576,705
	State of Maryland GO, Series B, 5.00% due 8/1/2024	6,955,000	8,154,529
	Massachusetts — 1.3%
	Commonwealth of Massachusetts GO,
[d]	Series D-1, 1.05% due 8/1/2043 (put 7/1/2020)	6,150,000	6,145,141
	Series G, 5.00% due 9/1/2029	5,000,000	6,563,950
	Massachusetts (Insured: BHAC-CR FGIC), 5.50% due 1/1/2029	8,300,000	11,017,752
	Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group),
	5.00% due 7/1/2027 - 7/1/2028	2,000,000	2,489,720
	Series H-1, 5.00% due 7/1/2021	2,330,000	2,461,459
	Massachusetts Development Finance Agency (CareGroup Healthcare System),
	Series H-1, 5.00% due 7/1/2020	5,000,000	5,093,900
	Series I, 5.00% due 7/1/2023 - 7/1/2026	11,020,000	12,902,688
	Massachusetts Development Finance Agency (CareGroup Obligated Group), Series I, 5.00% due 7/1/2027	450,000	544,424
	Massachusetts Development Finance Agency (Mount Auburn Hospital Health Records System), Series H-1, 5.00% due 7/1/2022 - 7/1/2025	15,415,000	17,594,666

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Massachusetts Development Finance Agency (Simmons College), Series J, 5.25% due 10/1/2023	$ 595,000	$ 675,408
	Massachusetts Educational Financing Authority, Series I, 5.75% due 1/1/2020	7,500,000	7,500,000
	Michigan — 2.3%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2022 - 11/15/2025	1,870,000	2,152,721
	Byron Center Michigan Public Schools (Insured: AGM/Q-SBLF) GO, 4.00% due 5/1/2020	1,000,000	1,009,450
	County of Genesee (Water Supply System; Insured: BAM) GO, 5.00% due 11/1/2022	600,000	659,640
	County of Livingston (Howell Public Schools; Insured: Q-SBLF) GO, 4.00% due 5/1/2020 - 5/1/2021	2,000,000	2,046,210
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital; Insured: AGM),
	5.00% due 5/15/2021	1,050,000	1,064,847
	5.00% due 5/15/2021 (pre-refunded 5/15/2020)	1,300,000	1,318,382
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital; Insured: AGM) ETM, 5.00% due 5/15/2020	1,735,000	1,759,533
	Livonia Public Schools School District (School Building & Site) GO,
	Series I,
	4.00% due 5/1/2020	800,000	807,216
	5.00% due 5/1/2021	900,000	944,532
	Michigan Finance Authority ((McLaren Health Care Corp. Obligated Group), 5.00% due 2/15/2029	1,000,000	1,273,760
	Michigan Finance Authority (Beaumont Health Credit Group), 5.00% due 8/1/2023 - 8/1/2025	18,800,000	21,716,510
	Michigan Finance Authority (Henry Ford Health System), 5.00% due 11/15/2027	1,000,000	1,217,930
	Michigan Finance Authority (LOC JPMorgan Chase Bank, N.A.) (State Aid Withholding), Series A-2, 2.00% due 8/20/2020	3,800,000	3,819,114
	Michigan Finance Authority (McLaren Health Care Corp. Obligated Group), 5.00% due 2/15/2028	1,000,000	1,251,840
	Michigan Finance Authority (Trinity Health Credit Group), 5.00% due 12/1/2022 - 12/1/2028	10,500,000	12,449,715
	Michigan Finance Authority (Ypsilanti Community Schools), 5.00% due 8/1/2020 - 8/1/2022	3,890,000	4,109,090
	Michigan Municipal Bond Authority (Clean Water Fund), 5.00% due 10/1/2020	35,000	35,108
	Michigan State Building Authority (Facilities Program), Series I, 5.00% due 4/15/2023 - 4/15/2026	1,750,000	2,041,925
[d]	Michigan State Hospital Finance Authority (Ascension Health), Series F-2-REMK, 1.90% due 11/15/2047 (put 4/1/2021)	5,170,000	5,208,775
	Michigan Strategic Fund (Detroit Edison Company; Insured: AMBAC), 7.00% due 5/1/2021	4,115,000	4,413,584
	Plymouth-Canton Community Schools (Insured: Q-SBLF) GO, Series A, 5.00% due 5/1/2020	1,000,000	1,012,710
	Royal Oak Hospital Finance Authority (William Beaumont Hospital), 5.00% due 9/1/2020 - 9/1/2024	6,940,000	7,593,092
	School District of the City of Dearborn (Insured: Q-SBLF) (State Aid Withholding) GO, 4.00% due 5/1/2020 - 5/1/2023	2,080,000	2,193,545
	School District of the City of Detroit (Wayne County School Building & Site; Insured: Q-SBLF) GO, Series A, 5.00% due 5/1/2020 - 5/1/2022	9,200,000	9,673,118
	Sparta Area Schools, Counties of Kent and Ottawa (School Building & Site; Insured: Q-SBLF) GO, 5.00% due 5/1/2020	1,335,000	1,351,607
	St. Johns Public Schools (Insured: Natl-Re/FGIC/Q-SBLF) GO, 5.00% due 5/1/2021	665,000	685,575
	State Building Authority of the State of Michigan (Higher Education Facilities Program), Series I-A, 5.00% due 10/15/2020 - 10/15/2023	12,715,000	14,233,711
	Warren Consolidated School District (Insured: Q-SBLF) GO, 5.00% due 5/1/2020 - 5/1/2021	2,000,000	2,060,640
	Wayne County Airport Authority (Detroit Metropolitan Airport),
	Series C, 5.50% due 12/1/2020	4,395,000	4,566,097
	Series D, 5.50% due 12/1/2020	3,115,000	3,236,267
	Wayne State University, Series A, 5.00% due 11/15/2023 - 11/15/2026	12,640,000	14,989,976
	Minnesota — 0.4%
	City of St. Cloud (CentraCare Health System), Series A, 5.00% due 5/1/2020	3,310,000	3,350,945
	Le Sueur-Henderson No. 2397 (Minnesota School District Credit Enhancement Program) (State Aid Withholding) ISD GO, 3.00% due 4/1/2021	1,125,000	1,152,045
	Minnesota Higher Education Facilities Authority, 5.00% due 10/1/2029	300,000	383,151
	Minnesota Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC),
	Series F,
	1.75% due 7/1/2027	920,000	908,693
	1.80% due 1/1/2028	1,020,000	1,004,231
	1.85% due 7/1/2028	1,205,000	1,184,889
	1.90% due 1/1/2029	365,000	358,448
	1.95% due 7/1/2029	885,000	869,397
[b]	Minnesota Housing Finance Agency (Residential Single Family Development; Collateralized: GNMA, FNMA, FHLMC), 2.16% (MUNIPSA + 0.55%) due 7/1/2041 (put 12/12/2023)	6,375,000	6,366,011
	Northern Municipal Power Agency (Electric System), Series A-1, 5.00% due 1/1/2020	3,500,000	3,500,000
	Port Authority of the City of St. Paul (Minnesota Andersen Office Building), Series 3, 5.00% due 12/1/2021 - 12/1/2022	2,215,000	2,424,620
	Port Authority of the City of St. Paul (Minnesota Freeman Office Building), Series 2, 5.00% due 12/1/2020	2,675,000	2,770,043
	St. Paul Housing and Redevelopment Authority (HealthPartners), 5.00% due 7/1/2023 - 7/1/2025	1,850,000	2,118,964
	Mississippi — 0.3%
	Mississippi Development Bank (Jackson Public School District; Insured: BAM), 5.00% due 10/1/2024 - 10/1/2028	2,400,000	2,912,093
	Mississippi Development Bank (MDOT-Harrison County Highway), Series A-GA, 5.00% due 1/1/2020 - 1/1/2023	6,500,000	6,832,525
	Mississippi Development Bank (MDOT-Madison County Highway), 5.00% due 1/1/2020 - 1/1/2023	5,250,000	5,536,445
	Missouri — 0.8%
	Cass County COP, 5.00% due 5/1/2020 - 5/1/2021	4,005,000	4,054,021
[a]	Health and Educational Facilities Authority of the State of Missouri (SSM Health Care Corp.), Series D, 1.70% due 6/1/2036 (put 1/8/2020)	8,000,000	8,000,000
	Jackson County (Parking Facility Projects), 4.00% due 12/1/2021	1,000,000	1,051,760

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Kansas City Municipal Assistance Corp. (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC), Series B-1, Zero Coupon due 4/15/2021 - 4/15/2022	$ 15,095,000	$ 14,713,915
	Missouri Development Finance Board (City of Independence Electric System),
	Series B, 5.00% due 6/1/2020	1,000,000	1,015,480
	Series F, 4.00% due 6/1/2020 - 6/1/2022	6,885,000	7,155,735
	Platte County (Community & Resource Centers), 5.00% due 4/1/2021	2,440,000	2,371,143
	Southeast Missouri State University (City of Cape Girardeau Campus System Facilities), Series A, 5.00% due 4/1/2020	2,825,000	2,850,990
	Special Administrative Board of the Transitional School District of the City of St. Louis (State Aid Withholding) GO, 4.00% due 4/1/2020 - 4/1/2022	6,955,000	7,247,919
	Nebraska — 1.1%
[d]	Central Plains Energy Project, 5.00% due 3/1/2050 (put 1/1/2024)	49,000,000	54,767,790
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2022 - 11/1/2025	6,980,000	8,014,044
	Nevada — 3.4%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2020 - 9/1/2027	5,155,000	5,676,941
	Clark County Department of Aviation, Series A, 5.00% due 7/1/2021	1,855,000	1,961,941
	Clark County School District (Acquisition of Transportation & Technology Equipment) GO,
	Series C, 5.00% due 6/15/2022	2,560,000	2,786,893
	Series D, 5.00% due 6/15/2021 - 6/15/2022	47,150,000	50,657,304
	Series E, 5.00% due 6/15/2021	21,405,000	22,583,345
	Las Vegas Convention and Visitors Authority, Series C, 5.00% due 7/1/2023 - 7/1/2026	3,050,000	3,613,824
	Las Vegas Valley Water District GO,
	Series A, 5.00% due 6/1/2023 - 6/1/2026	55,955,000	65,409,832
	Series B, 5.00% due 12/1/2025	20,000,000	23,948,600
	Series C, 5.00% due 6/1/2020 - 6/1/2021	9,255,000	9,598,698
	Series D, 5.00% due 6/1/2020	5,080,000	5,161,839
	Washoe County (Reno-Sparks Convention & Visitors Authority) GO, 5.00% due 7/1/2021 - 7/1/2022	4,200,000	4,442,487
	New Hampshire — 0.4%
[a]	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire; SPA State Street Bank and Trust Co.), Series A2-RMKT 04/28, 1.70% due 7/1/2035 (put 1/2/2020)	6,075,000	6,075,000
[a]	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire; SPA Wells Fargo Bank, N.A.), Series B-2-RMKT, 1.70% due 7/1/2033 (put 1/2/2020)	10,965,000	10,965,000
	New Hampshire Municipal Bond Bank (Educational Facilities; Insured: State Intercept), Series C, 5.25% due 8/15/2020 - 8/15/2022	3,770,000	4,094,128
	New Hampshire Turnpike System, Series B, 5.00% due 2/1/2020 - 2/1/2021	2,260,000	2,315,353
	New Jersey — 2.7%
	City of Jersey City (Qualified General Improvement; Insured: BAM) (State Aid Withholding) GO,
	Series A,
	4.00% due 8/1/2020 - 8/1/2021	5,455,000	5,620,448
	5.00% due 8/1/2022 - 8/1/2023	4,985,000	5,537,190
	Essex County Improvement Authority (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re) GO, 5.50% due 10/1/2024	5,000,000	6,012,150
	Hudson County Improvement Authority (Hudson County Lease; Insured: AGM) GO, 5.375% due 10/1/2020	2,020,000	2,081,347
	New Jersey (New Jersey Transit Corporation) (State Aid Withholding) EDA, Series B, 5.00% due 11/1/2024	8,000,000	9,186,480
	New Jersey (School Facilities Construction) EDA,
	5.00% due 9/1/2020 - 6/15/2029	4,325,000	5,185,112
	Series G, 5.75% due 9/1/2023 (pre-refunded 3/1/2021)	4,955,000	5,214,097
	Series GG, 5.75% due 9/1/2023	550,000	576,857
	Series UU, 5.00% due 6/15/2028	7,930,000	8,886,834
	New Jersey (School Facilities Construction) EDA ETM, 5.00% due 9/1/2020	365,000	374,151
	New Jersey Health Care Facilities Financing Authority (Virtua Health Issue), 5.00% due 7/1/2023 - 7/1/2024	1,535,000	1,747,997
	New Jersey Transit Corp. (Urban Public Transportation Capital Improvement), Series A, 5.00% due 9/15/2021	3,395,000	3,604,879
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
[b]	2.81% (MUNIPSA + 1.20%) due 6/15/2034 (put 12/15/2021)	8,250,000	8,293,065
	5.00% due 6/15/2020 - 6/15/2028	43,025,000	50,058,092
	Series A, 5.25% due 12/15/2022	2,000,000	2,214,900
	Series A-1, 5.00% due 6/15/2025	500,000	585,780
	Series B, 5.00% due 6/15/2020 - 6/15/2021	3,570,000	3,718,845
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements; Insured: AMBAC), Series B, 5.25% due 12/15/2023	3,545,000	4,032,757
	New Jersey Transportation Trust Fund Authority (Transportation System), 5.00% due 12/15/2027 - 12/15/2028	21,850,000	26,224,128
	Passaic Valley Sewer Commissioners (Sewer System), Series G, 5.75% due 12/1/2020 - 12/1/2021	8,750,000	9,279,002
	New Mexico — 1.6%
	Carlsbad Municipal School District (Educational Facilities) (State Aid Withholding) GO, 5.00% due 8/1/2023	1,650,000	1,871,529
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2023	1,360,000	1,541,057
	City of Farmington (Arizona Public Service Co.-Four Corners Project), Series A, 4.70% due 5/1/2024	2,375,000	2,436,085
	City of Farmington (Southern California Edison Co.-Four Corners Project),
[d]	1.875% due 4/1/2029 (put 4/1/2020)	3,000,000	3,001,380
[d]	2.125% due 6/1/2040 (put 6/1/2022)	2,000,000	2,018,480

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	City of Santa Fe (El Castillo Retirement Residences), 4.50% due 5/15/2022	$ 1,615,000	$ 1,694,054
	New Mexico Educational Assistance Foundation (Student Loans), Series A-1, 5.00% due 12/1/2021	3,000,000	3,103,470
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services), 5.00% due 8/1/2024 - 8/1/2025	1,780,000	2,091,131
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services; SPA Wells Fargo Bank, N.A.),
[a]	Series C, 1.70% due 8/1/2034 (put 1/2/2020)	600,000	600,000
[a]	Series D, 1.70% due 8/1/2034 (put 1/2/2020)	2,515,000	2,515,000
	New Mexico Mortgage Finance Authority (Collateralized: GNMA, FNMA, FHLMC), Series F, 3.50% due 7/1/2050	11,225,000	12,126,816
	New Mexico Municipal Energy Acquisition Authority,
	Series A,
	4.00% due 5/1/2020 - 11/1/2024	5,790,000	6,151,870
[d]	5.00% due 11/1/2039 (put 5/1/2025)	30,600,000	35,676,234
	New Mexico State University, Series B, 5.00% due 4/1/2020 - 4/1/2022	3,015,000	3,118,820
	New Mexico State University (Insured: BAM), Series A, 5.00% due 4/1/2029	1,645,000	2,048,272
	New Mexico State University ETM, Series B, 5.00% due 4/1/2020 - 4/1/2022	3,175,000	3,296,396
	Rio Rancho Public School District No. 94 (State Aid Withholding) GO, Series A, 5.00% due 8/1/2026	1,085,000	1,324,709
	Santa Fe County (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2025	1,250,000	1,496,763
	State of New Mexico (Educational Facilities), Series A, 5.00% due 7/1/2020	4,000,000	4,077,320
	New York — 11.7%
	City of Long Beach School District (Insured: AGM) (State Aid Withholding) GO, 3.50% due 5/1/2022	1,600,000	1,613,360
	City of New York (City Budget Financial Management) GO,
	Series D, 5.00% due 8/1/2021 - 8/1/2022	6,000,000	6,480,180
	Series G, 5.00% due 8/1/2021 - 8/1/2023	25,145,000	27,642,779
	Series J, 5.00% due 8/1/2021 - 8/1/2024	80,480,000	91,537,845
	Series K, 5.00% due 8/1/2021 - 8/1/2022	20,850,000	22,619,537
	Metropolitan Transportation Authority,
	Series A,
	4.00% due 2/3/2020	18,000,000	18,042,120
	5.00% due 11/15/2020	2,000,000	2,069,900
	Series C, 5.00% due 9/1/2021	14,500,000	15,368,695
[d]	Series C-2B, 5.00% due 11/15/2034 (put 2/15/2020)	550,000	552,294
	Series D, 5.00% due 11/15/2020 - 11/15/2021	37,280,000	39,415,604
	Series D-1, 5.00% due 9/1/2022	25,000,000	27,341,250
	Metropolitan Transportation Authority (Green Bond), Series A2, 5.00% due 11/15/2025 - 11/15/2027	44,520,000	54,484,253
	Monroe County Industrial Development Corp. (St. John Fisher College), Series A, 5.00% due 6/1/2022	2,000,000	2,179,480
	Nassau County (New York Institute of Technology) IDA ETM, Series A, 5.25% due 3/1/2020	1,715,000	1,726,559
	New York City Health and Hospital Corp. (Healthcare Facilities Improvements), Series A, 5.00% due 2/15/2020 - 2/15/2021	12,615,000	12,672,777
	New York City Housing Development Corp., 2.00% due 11/1/2020	6,900,000	6,908,073
[a]	New York City Transitional Finance Authority (SPA JP Morgan Chase Bank, N.A), 1.67% due 2/1/2045 (put 1/2/2020)	700,000	700,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Barclays Bank plc), 1.65% due 11/1/2042 (put 1/2/2020)	1,915,000	1,915,000
	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank, N.A),
[a]	1.67% due 8/1/2042 - 2/1/2045 (put 1/2/2020)	41,055,000	41,055,000
[a]	Series A-4, 1.67% due 8/1/2039 (put 1/2/2020)	650,000	650,000
	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Landesbank Hessen-Thuringen),
[a]	Series 1-SUB 1D, 1.67% due 11/1/2022 (put 1/2/2020)	940,000	940,000
[a]	Series C, 1.67% due 8/1/2031 (put 1/2/2020)	8,960,000	8,960,000
	New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), Series A, 5.00% due 12/1/2026	2,500,000	3,098,700
[a]	New York City Water & Sewer System (LOC Citibank N.A.), Series F-SUBSER F-2-REMK 10/2, 1.66% due 6/15/2035 (put 1/2/2020)	570,000	570,000
[a]	New York City Water & Sewer System (SPA JPMorgan Chase Bank, N.A.), 1.67% due 6/15/2050 (put 1/2/2020)	5,935,000	5,935,000
[a]	New York City Water & Sewer System (SPA Landesbank Hessen-Thuringen), 1.67% due 6/15/2044 (put 1/2/2020)	71,250,000	71,250,000
	New York City Water & Sewer System (SPA Mizuho Bank, Ltd.),
[a]	1.67% due 6/15/2048 (put 1/2/2020)	24,555,000	24,555,000
[a]	Series A-1, 1.65% due 6/15/2044 (put 1/2/2020)	5,900,000	5,900,000
	New York State Dormitory Authority (NYSARC, Inc. Developmental Disability Programs; Insured: State Intercept), Series A, 5.00% due 7/1/2020	1,000,000	1,019,330
	New York State Dormitory Authority (School Districts Financing Program) (State Aid Withholding),
	Series G, 5.00% due 4/1/2020 - 10/1/2022	1,750,000	1,813,368
	Series H, 5.00% due 10/1/2020 - 10/1/2021	1,750,000	1,831,513
	Series J, 5.00% due 10/1/2020	2,775,000	2,854,975
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGC) (State Aid Withholding),
	5.25% due 10/1/2023	140,000	150,458
	5.25% due 10/1/2023 (pre-refunded 10/1/2021)	1,860,000	1,998,012
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGM) (State Aid Withholding),
	Series A, 5.00% due 10/1/2020 - 10/1/2024	8,650,000	9,693,942
	Series F, 5.00% due 10/1/2020 - 10/1/2021	3,350,000	3,495,634
[a]	New York State Housing Finance Agency (160 Madison Ave, LLC; LOC Landesbank Hessen-Thuringen), Series A, 1.66% due 11/1/2046 (put 1/2/2020)	575,000	575,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[a]	New York State Housing Finance Agency (160 Madison Ave, LLC; LOC Lands Bank Hessen-Thurigen), Series A, 1.66% due 11/1/2046 (put 1/2/2020)	$ 1,140,000	$ 1,140,000
	New York State Thruway Authority (Governor Thomas E. Dewey Thruway),
	Series I, 5.00% due 1/1/2020 - 1/1/2022	7,500,000	7,828,345
	Series K, 5.00% due 1/1/2024 - 1/1/2025	3,000,000	3,524,920
	New York State Thruway Authority (Highway, Bridge, Multi-Modal and MTA Projects), Series A, 5.00% due 3/15/2024	18,300,000	19,154,793
	State of New York Mortgage Agency,
	Series 223,
	1.85% due 4/1/2026	400,000	402,092
	1.90% due 10/1/2026	815,000	819,833
	1.95% due 4/1/2027	1,000,000	1,006,040
	2.00% due 10/1/2027	775,000	779,790
	2.05% due 4/1/2028	450,000	452,799
	2.25% due 4/1/2030	1,320,000	1,329,293
	2.30% due 10/1/2030	1,110,000	1,118,059
	Suffolk County Economic Development Corp. (Catholic Health Services), 5.00% due 7/1/2020 - 7/1/2022	15,000,000	15,615,950
	Town of Oyster Bay GO, Series B, 3.00% due 2/1/2020 - 3/13/2020	92,385,000	92,624,744
	Triborough Bridge and Tunnel Authority (MTA Bridges and Tunnels),
	Series A, 5.00% due 11/15/2021	5,140,000	5,520,206
	Series C-1, 5.00% due 11/15/2026	4,000,000	4,991,520
	West Seneca Central School District (Insured: BAM) (State Aid Withholding) GO, 5.00% due 11/15/2022	1,000,000	1,112,700
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2024 - 7/1/2028	1,395,000	1,645,994
	North Carolina — 2.2%
[a]	Charlotte-Mecklenburg Hospital Authority (Carolinas Healthcare System Obligated Group; SPA JP Morgan Chase Bank, N.A), Series C, 1.67% due 1/15/2037 (put 1/2/2020)	17,645,000	17,645,000
[a]	Charlotte-Mecklenburg Hospital Authority (Carolinas Healthcare System Obligated Group; SPA JPMorgan Chase Bank, N.A), Series B-RMK, 1.67% due 1/15/2038 (put 1/2/2020)	8,670,000	8,670,000
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System),
	Series A,
	3.00% due 1/15/2021	1,595,000	1,624,220
	4.00% due 1/15/2022	845,000	893,081
	5.00% due 1/15/2023 - 1/15/2024	4,255,000	4,726,668
	City of Charlotte (Equipment Acquisition & Public Facilities) COP, Series C, 5.00% due 12/1/2020 - 12/1/2025	8,940,000	10,122,800
[d]	Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), 2.00% due 11/1/2033 (put 10/1/2024)	1,100,000	1,109,636
	County of Buncombe (Primary, Middle School & Community College Facilities), Series A, 5.00% due 6/1/2022 - 6/1/2024	2,350,000	2,636,940
	County of Dare (Educational Facility Capital Projects),
	Series A,
	4.00% due 6/1/2020 - 6/1/2022	1,255,000	1,296,552
	5.00% due 6/1/2021 - 6/1/2024	1,925,000	2,079,502
	County of Randolph,
	Series B, 5.00% due 10/1/2021 - 10/1/2023	3,560,000	3,911,574
	Series C, 5.00% due 10/1/2020 - 10/1/2023	1,400,000	1,504,232
	North Carolina Eastern Municipal Power Agency ETM,
	Series A, 5.00% due 1/1/2022	4,715,000	5,076,782
	Series B, 5.00% due 1/1/2021	5,000,000	5,192,350
	North Carolina Municipal Power Agency (Catawba Electric),
	Series A,
	4.00% due 1/1/2020	605,000	605,000
	5.00% due 1/1/2020	720,000	720,000
	Series B, 4.00% due 1/1/2022	1,000,000	1,055,220
	North Carolina Municipal Power Agency (Catawba Electric) ETM,
	Series A,
	4.00% due 1/1/2020	945,000	945,000
	5.00% due 1/1/2020	280,000	280,000
	North Carolina Turnpike Authority, 5.00% due 1/1/2023 - 1/1/2029	13,130,000	15,859,143
[b]	University of North Carolina at Chapel Hill, Series A, 1.495% (LIBOR 1 Month + 0.35%) due 12/1/2041 (put 12/1/2021)	40,500,000	40,565,205
	Winston-Salem State University (Student Housing and Student Services Facilities), 5.00% due 4/1/2022	945,000	1,016,366
	North Dakota — 0.2%
	County of Mckenzie, 5.00% due 8/1/2020 - 8/1/2023	8,285,000	8,878,528
	County of McKenzie, 5.00% due 8/1/2022	1,425,000	1,555,117
	County of Ward (Insured: AGM), 4.00% due 4/1/2020	2,445,000	2,461,259
	Ohio — 3.4%
	Akron, Bath & Copley Joint Township Hospital District (Children’s Hospital Medical Center), 5.00% due 11/15/2021	1,000,000	1,067,230
	American Municipal Power, Inc. (AMP Fremont Energy Center), Series B, 5.00% due 2/15/2020 - 2/15/2022	5,915,000	6,194,482

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Cincinnati City School District Board of Education (Educational Facilities; Insured: Natl-Re) GO, 5.25% due 12/1/2023	$ 2,690,000	$ 3,110,904
	City of Akron (Community Learning Centers), Series A, 5.00% due 12/1/2021	4,120,000	4,424,633
	City of Cleveland (Cleveland Stadium) COP, 4.75% due 11/15/2020	2,000,000	2,058,180
	City of Cleveland (Municipal Street System Improvements) GO,
	Series A,
	3.00% due 12/1/2020 - 12/1/2021	2,980,000	3,073,740
	4.00% due 12/1/2022 - 12/1/2023	6,725,000	7,364,319
	5.00% due 12/1/2025 - 12/1/2026	7,165,000	8,648,931
	City of Cleveland (Parking Facility; Insured: AGM), 5.25% due 9/15/2021	2,035,000	2,169,330
	City of Cleveland (Parks & Recreation Facilities), 5.00% due 10/1/2020 - 10/1/2023	3,375,000	3,683,870
	City of Cleveland (Police & Fire Pension Payment), 5.00% due 5/15/2020 - 5/15/2021	2,355,000	2,417,273
	City of Cleveland (Public Facilities Improvements), 5.00% due 10/1/2025 - 10/1/2028	2,855,000	3,536,814
	City of Cleveland (Public Facilities), 5.00% due 10/1/2020 - 10/1/2023	2,570,000	2,833,410
	City of Toledo (Water System Improvements), 5.00% due 11/15/2020 - 11/15/2023	9,005,000	9,769,557
	Cleveland Package Facilities (Insured: AGM) ETM, 5.25% due 9/15/2021	965,000	1,030,552
	Cleveland State University (Campus Capital Projects), 5.00% due 6/1/2020 - 6/1/2022	3,700,000	3,910,023
	County of Cuyahoga (Convention Hotel Project) COP, 5.00% due 12/1/2022 - 12/1/2024	26,885,000	30,395,677
	County of Hamilton, Series A, 5.00% due 12/1/2020	1,200,000	1,242,528
	County of Scioto (Southern Ohio Medical Center), 5.00% due 2/15/2024 - 2/15/2025	3,335,000	3,837,530
	Franklin County Convention Facilities Authority (Greater Columbus Convention Center), 5.00% due 12/1/2021 - 12/1/2024	2,500,000	2,799,075
[d]	Ohio Higher Educational Facility Commission (Case Western Reserve University), 1.625% due 12/1/2034 (put 12/1/2026)	2,200,000	2,198,812
	Ohio Turnpike & Infrastructure Commission, Series A, 5.00% due 2/15/2027 - 2/15/2028	14,555,000	18,247,263
	State of Ohio (Cleveland Clinic Health System Obligated Group), 4.00% due 1/1/2020	2,630,000	2,630,000
	State of Ohio (Cultural and Sports Capital Facilities), Series A, 5.00% due 10/1/2020	3,845,000	3,956,390
	State of Ohio (Major New Street Infrastructure Project),
	Series 1, 5.00% due 12/15/2020 - 12/15/2021	3,500,000	3,725,015
	Series 2016-1, 5.00% due 12/15/2020 - 12/15/2026	2,000,000	2,260,250
	State of Ohio GO, Series V, 5.00% due 5/1/2021 - 5/1/2028	46,260,000	53,152,496
	Youngstown City School District (Educational Facilities) (State Aid Withholding) GO, 4.00% due 12/1/2020 - 12/1/2023	6,910,000	7,091,591
	Oklahoma — 0.7%
	Canadian County Educational Facilities Authority (Mustang Public Schools),
	4.50% due 9/1/2020 - 9/1/2021	4,980,000	5,163,352
	5.00% due 9/1/2027	1,000,000	1,210,620
	Cleveland County Educational Facilities Authority (Moore Public Schools), 5.00% due 6/1/2023	5,355,000	6,017,092
	Muskogee Industrial Trust (Muskogee County Independent School District No. 20), 5.00% due 9/1/2024 - 9/1/2027	3,550,000	4,193,346
	Oklahoma (INTEGRIS Health) DFA, Series A, 5.00% due 8/15/2022 - 8/15/2025	4,725,000	5,407,606
	Oklahoma Capitol Improvement Authority (State Highway Capital Improvement), 5.00% due 7/1/2023	325,000	367,549
	Oklahoma County Finance Authority (Midwest City Public Service), 5.00% due 10/1/2022 - 10/1/2026	3,200,000	3,681,973
	Oklahoma County Finance Authority (Western Heights Public Schools), 5.00% due 9/1/2020	2,000,000	2,049,720
	Tulsa County Industrial Authority, 5.00% due 9/1/2020 - 9/1/2022	4,215,000	4,484,771
	Tulsa County Industrial Authority (Broken Arrow Public Schools), 4.50% due 9/1/2020 - 9/1/2021	10,360,000	10,875,437
	Oregon — 0.3%
	Hillsboro School District No. 1J (School Capital Improvements) (State Aid Withholding) GO, 5.00% due 6/15/2025 - 6/15/2027	9,130,000	11,232,810
	Polk County Dallas School District No. 2 (Capital Improvements) GO, Zero Coupon due 6/15/2021	1,475,000	1,447,314
	Tri-County Metropolitan Transportation District of Oregon, Series A, 5.00% due 10/1/2028	2,845,000	3,561,143
	Pennsylvania — 5.7%
	Allegheny County Higher Education Building Authority (Duquesne University of the Holy Spirit), Series A, 5.00% due 3/1/2020 - 3/1/2025	2,195,000	2,503,920
	Allegheny County Hospital Development Authority, 5.00% due 7/15/2028 - 7/15/2029	7,425,000	9,458,211
	Allegheny County Sanitary Authority (2015 Capital Project), 5.00% due 12/1/2023 - 12/1/2024	19,150,000	22,093,885
	Allegheny County Sanitary Authority (2015 Capital Project; Insured: BAM), 5.00% due 12/1/2025	1,000,000	1,214,390
	Altoona Area School District (Insured: AGM) (State Aid Withholding) GO, 3.00% due 12/1/2022	1,335,000	1,398,773
	City of Philadelphia (Insured: AGM) GO, 5.00% due 8/1/2025 - 8/1/2027	28,685,000	35,132,723
	City of Philadelphia (Pennsylvania Gas Works), 5.00% due 8/1/2020 - 8/1/2025	15,825,000	17,591,626
	City of Philadelphia (Water and Wastewater System), 5.00% due 10/1/2024 - 10/1/2026	5,455,000	6,533,489
	City of Philadelphia GO, Series A, 5.00% due 8/1/2025 - 8/1/2026	25,130,000	30,305,034
	City of Pittsburgh (Insured: BAM) GO, 5.00% due 9/1/2022	1,100,000	1,212,442
	Commonwealth Financing Authority (Tobacco Master Settlement), 5.00% due 6/1/2023	930,000	1,038,047
	Commonwealth of Pennsylvania (Capital Facilities Projects) GO, 5.00% due 3/15/2022	12,485,000	13,522,753
	Commonwealth of Pennsylvania (Capital Facilities) GO, Series D, 5.00% due 8/15/2023 - 8/15/2025	49,450,000	57,549,841
	Cumberland County Municipal Authority (Penn State Health Obligated Group), 5.00% due 11/1/2027 - 11/1/2029	3,150,000	3,967,709
	Economy Borough Municipal Authority (Beaver County Sewer System; Insured: BAM), 4.00% due 12/15/2020 - 12/15/2022	1,785,000	1,892,781
	Lancaster County Solid Waste Management Authority (Harrisburg Resource Recovery Facility),
	Series A,
	5.00% due 12/15/2023	2,680,000	3,057,424

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	5.25% due 12/15/2024	$ 4,770,000	$ 5,482,590
	Luzerne County (Insured: AGM) GO, Series A, 5.00% due 11/15/2021 - 11/15/2024	11,840,000	13,213,482
	Luzerne County (Insured: AGM) IDA GO, 5.00% due 12/15/2021 - 12/15/2027	6,045,000	6,813,541
	Luzerne County (Insured: AGM) IDA, GO, 5.00% due 12/15/2020	500,000	516,635
	Monroeville Finance Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2021 - 2/15/2022	3,650,000	3,851,380
	Montgomery County Higher Education & Health Authority (Abington Memorial Hospital), 5.00% due 6/1/2022	3,000,000	3,259,500
	Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group), 5.00% due 9/1/2026 - 9/1/2029	4,140,000	5,124,251
	Northampton Borough Municipal Authority (Water System; Insured: AGM),
	3.00% due 5/15/2023	1,255,000	1,300,619
	4.00% due 5/15/2021 - 5/15/2022	1,685,000	1,775,888
	Pennsylvania Economic Development Financing Authority, Series A, 5.00% due 11/15/2026	2,310,000	2,838,181
	Pennsylvania Higher Educational Facilities Authority (Saint Joseph’s University), Series A, 5.00% due 11/1/2023	1,075,000	1,106,809
	Pennsylvania Higher Educational Facilities Authority (Shippensburg University Student Services, Inc. Student Housing) ETM, 4.00% due 10/1/2022	2,075,000	2,171,778
	Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System), 5.00% due 8/15/2027	1,000,000	1,248,960
	Pennsylvania Higher Educational Facilities Authority (University of Pittsburgh Medical Center), Series E, 5.00% due 5/15/2020	5,100,000	5,171,553
[d]	Pennsylvania State University, Series B-REMK 06/01/18, 1.58% due 6/1/2031 (put 6/1/2020)	12,500,000	12,513,750
	Pennsylvania Turnpike Commission, Series A-1, 5.00% due 12/1/2022 - 12/1/2027	5,050,000	6,096,827
	Philadelphia Authority for Industrial Development, 5.00% due 5/1/2024 - 5/1/2028	2,975,000	3,588,841
	Philadelphia Authority for Industrial Development (Mast Charter School) ETM, 5.00% due 8/1/2020	115,000	117,487
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2021 - 4/1/2027	7,850,000	8,969,723
	Philadelphia School District (State Aid Withholding) GO, Series E, 5.25% due 9/1/2021	2,265,000	2,325,498
	Pittsburgh Water and Sewer Authority,
	Series A, 5.00% due 9/1/2024	7,365,000	8,296,525
	Series B, 5.00% due 9/1/2024 (pre-refunded 9/1/2023)	2,395,000	2,723,690
	Pittsburgh Water and Sewer Authority ETM, Series B, 5.00% due 9/1/2023	2,520,000	2,865,845
	Plum Borough School District (Insured: BAM) (State Aid Withholding) GO,
	Series A, 5.00% due 9/15/2022 - 9/15/2024	4,790,000	5,343,462
	Series B, 5.00% due 9/15/2023	470,000	529,497
	Series C, 4.00% due 9/15/2020 - 9/15/2021	3,065,000	3,159,492
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2023 - 9/1/2028	2,400,000	2,843,613
	Southeastern Pennsylvania Transportation Authority, 5.00% due 6/1/2022 - 6/1/2028	7,705,000	9,289,368
	Rhode Island — 1.4%
	Rhode Island Clean Water Finance Agency (Public Drinking Water Supply or Treatment Facilities), Series B, 5.00% due 10/1/2020 - 10/1/2023	7,960,000	8,715,745
	Rhode Island Convention Center Authority (Convention Center and Parking Projects), 5.00% due 5/15/2020	5,890,000	5,971,341
	Rhode Island Health and Educational Building Corp. (University of Rhode Island Auxiliary Enterprise), Series C, 5.00% due 9/15/2020 - 9/15/2023	2,150,000	2,352,915
	Rhode Island Health and Educational Building Corp. (University of Rhode Island), Series B, 5.00% due 9/15/2020 - 9/15/2025	1,320,000	1,470,879
	State of Rhode Island and Providence Plantations (Consolidated Capital Development Loan) GO,
	5.00% due 8/1/2020 - 8/1/2022	34,725,000	36,894,627
	Series B, 4.00% due 10/15/2020 - 10/15/2022	3,200,000	3,357,884
	State of Rhode Island and Providence Plantations (Energy Conservation) COP, Series C, 5.00% due 4/1/2022	2,020,000	2,186,549
	State of Rhode Island and Providence Plantations (Information Technology) COP, 5.00% due 11/1/2024	3,010,000	3,514,085
	State of Rhode Island and Providence Plantations (Kent County Courthouse) COP, Series A, 5.00% due 10/1/2020 - 10/1/2023	6,975,000	7,553,209
	State of Rhode Island and Providence Plantations (Training School) COP, Series B, 5.00% due 10/1/2020 - 10/1/2023	10,270,000	11,127,653
	South Carolina — 0.7%
	Beaufort-Jasper Water & Sewer Authority (Waterworks & Sewer System), Series B, 5.00% due 3/1/2021 - 3/1/2025	4,750,000	5,329,497
	Berkeley County School District (School Facility Equipment Acquisition), 5.00% due 12/1/2020 - 12/1/2024	3,550,000	3,991,281
	Charleston County (South Aviation Ave. Construction), 5.00% due 12/1/2022 - 12/1/2023	4,270,000	4,830,443
	City of Charleston Public Facilities Corp. (City of Charleston Project), Series A, 5.00% due 9/1/2020 - 9/1/2025	2,860,000	3,191,707
[b]	City of Charleston Waterworks & Sewer System Revenue (Capital Improvement), Series B, 1.633% (LIBOR 1 Month + 0.37%) due 1/1/2035 (put 1/1/2022)	17,800,000	17,824,208
	Greenwood County (Self Regional Healthcare), Series B, 5.00% due 10/1/2022	1,000,000	1,082,450
	SCAGO Educational Facilities Corp. (School District of Pickens County), 5.00% due 12/1/2021 - 12/1/2025	5,320,000	6,008,738
	South Dakota — 0.1%
	South Dakota Building Authority,
	Series B,
	5.00% due 6/1/2022	500,000	545,495
	5.00% due 6/1/2024 (pre-refunded 6/1/2023)	1,000,000	1,129,850
	South Dakota Health & Educational Facilities Authority (Avera Health) ETM, Series A, 5.00% due 7/1/2021	1,670,000	1,764,990
	South Dakota Health & Educational Facilities Authority (Regional Health) ETM, 5.00% due 9/1/2020	1,000,000	1,025,740
	South Dakota Health & Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2021 - 11/1/2025	2,825,000	3,225,343
	Tennessee — 0.4%
	State of Tennessee GO,
	Series A, 5.00% due 8/1/2020	2,000,000	2,045,480
	Series B, 5.00% due 8/1/2020	2,000,000	2,045,480

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Tennessee Energy Acquisition Corp., Series A, 5.25% due 9/1/2020	$ 1,190,000	$ 1,218,905
	Tennessee Energy Acquisition Corp. (The Gas Project),
	Series A,
[d]	4.00% due 5/1/2048 (put 5/1/2023)	13,750,000	14,717,863
	5.25% due 9/1/2023	1,025,000	1,152,428
	Texas — 14.2%
	Austin Convention Enterprises, Inc. (Convention Center Hotel First Tier), Series A, 5.00% due 1/1/2021 - 1/1/2027	3,680,000	4,158,590
	Bexar County Hospital District (University Health System) GO, 5.00% due 2/15/2022 - 2/15/2027	7,355,000	8,574,038
	Cities of Dallas and Fort Worth (DFW International Airport Terminal Renewal & Improvement Program), Series D, 5.25% due 11/1/2023	3,000,000	3,231,360
	City of Austin (Water and Wastewater System),
	5.00% due 11/15/2022	1,940,000	2,080,456
	5.00% due 11/15/2022 (pre-refunded 11/15/2021)	700,000	748,944
	City of Beaumont (Waterworks & Sewer System Improvements; Insured: AGM), Series A, 5.00% due 9/1/2023 - 9/1/2024	7,500,000	8,483,075
	City of Beaumont GO, 5.00% due 3/1/2022 - 3/1/2026	3,930,000	4,546,663
	City of Brownsville (Water, Wastewater & Electric Utilities Systems),
[e]	5.00% due 9/1/2022	1,300,000	1,424,969
	Series A, 5.00% due 9/1/2020 - 9/1/2023	5,400,000	5,892,828
	City of Bryan (Electric System Improvements), 5.00% due 7/1/2026	535,000	651,256
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2022 - 2/15/2025	5,500,000	6,242,020
	City of Dallas (Trinity River Corridor Infrastructure) GO,
	5.00% due 2/15/2021 - 2/15/2026	22,605,000	25,710,842
	Series A, 5.00% due 2/15/2024	10,235,000	11,402,711
	City of Dallas GO, 5.00% due 2/15/2022 - 2/15/2023	18,955,000	20,464,949
	City of Houston (Combined Utility System),
	Series C,
[b]	1.614% (LIBOR 1 Month + 0.36%) due 5/15/2034 (put 8/1/2021)	23,525,000	23,548,760
	5.00% due 5/15/2022 - 5/15/2024	14,695,000	16,695,031
	Series D, 5.00% due 11/15/2022 - 11/15/2024	17,535,000	19,965,797
	City of Houston (Convention & Entertainment Facilities), 5.00% due 9/1/2020 - 9/1/2024	3,965,000	4,329,261
	City of Houston (Convention & Entertainment Facilities; Insured: AGM/AMBAC), Series B, Zero Coupon due 9/1/2020	3,650,000	3,619,121
	City of Houston (Convention & Entertainment), 5.00% due 9/1/2025 - 9/1/2029	6,415,000	7,935,842
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2020 - 3/1/2028	62,905,000	72,322,683
	City of Laredo (Acquire & Purchase Personal Property) GO, 5.00% due 2/15/2020 - 2/15/2026	6,015,000	6,698,350
	City of Laredo (City Infrastructure Improvements) GO,
	Series A,
	4.00% due 2/15/2020	110,000	110,358
	5.00% due 2/15/2021 - 2/15/2026	2,375,000	2,750,337
[e]	5.00% due 2/15/2027	500,000	599,570
	City of Laredo (Sports Venues; Insured: AGM), 5.00% due 3/15/2021 - 3/15/2024	4,400,000	4,792,025
	City of Lubbock (Waterworks System) GO, 5.00% due 2/15/2020 - 2/15/2025	41,750,000	46,734,425
	City of McAllen (International Toll Bridge System; Insured: AGM), Series A, 5.00% due 3/1/2024 - 3/1/2027	3,015,000	3,543,255
	City of Olmos Park Higher Education Facilities Corp. (University of the Incarnate Word), 5.00% due 12/1/2020 - 12/1/2021	4,620,000	4,813,689
	City of San Antonio (CPS Energy), 5.25% due 2/1/2024	7,000,000	8,130,430
	City of San Antonio (San Antonio Water System), Series A, 5.00% due 5/15/2023 - 5/15/2026	3,700,000	4,336,284
	City of San Antonio Public Facilities Corp. (Convention Center Refinancing & Expansion), 5.00% due 9/15/2022	1,450,000	1,593,419
	City of Texas City Industrial Development Corp. (ARCO Pipe Line Co. Project), 7.375% due 10/1/2020	7,000,000	7,301,490
	Clifton Higher Education Finance Corp. (IDEA Public Schools), 5.00% due 8/15/2023	1,100,000	1,180,322
	Corpus Christi Business and Job Development Corp. (Seawall Project), 5.00% due 3/1/2021	625,000	652,588
	Cypress-Fairbanks Independent School District (Guaranty: PSF-GTD) ISD GO,
[d]	Series A-2- REMK, 1.25% due 2/15/2036 (put 8/15/2022)	5,500,000	5,491,255
[d]	Series B-3- REMK, 1.25% due 2/15/2040 (put 8/15/2022)	7,000,000	6,988,870
	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2020 - 2/15/2027	16,485,000	18,823,710
	Dallas Independent School District (Guaranty: PSF-GTD) ISD GO,
[d]	5.00% due 2/15/2036 (pre-refunded 2/15/2022)	60,000	64,882
	5.00% due 2/15/2036 (pre-refunded 2/15/2022)	760,000	821,005
[d]	5.00% due 2/15/2036 (put 2/15/2022)	3,155,000	3,397,777
	Grayson County (State Highway Toll System) GO,
	4.00% due 1/1/2020	2,000,000	2,000,000
	5.00% due 1/1/2022	3,000,000	3,231,420
[a]	Gulf Coast (Exxon Mobil Corp.) IDA, 1.70% due 11/1/2041 (put 1/2/2020)	1,485,000	1,485,000
	Gulf Coast Waste Disposal Authority (Bayport Area Wastewater Treatment System; Insured: AGM), 5.00% due 10/1/2020 - 10/1/2025	5,485,000	6,015,381
	Harris County (Flood Control), 5.00% due 10/1/2025 - 10/1/2027	14,305,000	17,843,987
	Harris County (Tax Road) GO, Series A, 5.00% due 10/1/2025 - 10/1/2028	8,985,000	11,208,833
	Harris County (Texas Permanent Improvement) GO,
	Series A, 5.00% due 10/1/2025 - 10/1/2027	11,565,000	14,436,118

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Series B, 5.00% due 10/1/2020	$ 500,000	$ 514,485
[b,f]	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series B-REM, 1.985% (MUNIPSA + 0.38%) due 6/1/2032 (put 4/1/2021)	21,375,000	21,375,855
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health), Series A, 5.00% due 12/1/2022 - 12/1/2025	6,445,000	7,512,439
	Harris County Cultural Education Facilities Finance Corp. (TECO Project),
	5.00% due 11/15/2020 - 11/15/2027	4,675,000	5,459,613
[e]	5.00% due 11/15/2026	1,150,000	1,408,738
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series A, 5.00% due 5/15/2020 - 5/15/2029	12,300,000	14,840,812
	Harris County-Houston Sports Authority (Insured: AGM), Series A, 5.00% due 11/15/2022 - 11/15/2024	23,315,000	26,602,164
	Hays County GO, 5.00% due 2/15/2022 - 2/15/2025	4,050,000	4,569,232
	Houston Airport System Revenue,
	Series B, 5.00% due 7/1/2020 - 7/1/2028	10,380,000	12,527,280
	Series D, 5.00% due 7/1/2027	3,355,000	4,196,031
	Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.) ETM, Series A, 5.875% due 5/15/2021	615,000	637,497
	Houston Higher Education Finance Corp. (KIPP, Inc.; Guaranty: PSF-GTD), 5.00% due 8/15/2021 - 8/15/2022	1,485,000	1,614,597
	Houston Independent School District (Guaranty: PSF) ISD GO,
[d]	2.40% due 6/1/2030 (put 6/1/2021)	4,000,000	4,062,440
[d]	Series A-1B, 2.20% due 6/1/2039 (put 6/1/2020)	7,715,000	7,743,314
[d]	Houston Independent School District (Insured: PSF-GTD) GO, Series B-REM, 2.40% due 6/1/2036 (put 6/1/2021)	1,725,000	1,751,927
	Katy (Educational Facilities Improvements; Guaranty: PSF-GTD) ISD GO, Series A, 5.00% due 2/15/2023 - 2/15/2026	9,670,000	11,376,720
	Keller (Guaranty: PSF-GTD) ISD GO, Series A, 5.00% due 8/15/2023	1,715,000	1,945,667
	La Salle County (Insured: AGM) GO, 5.00% due 3/1/2022 - 3/1/2028	18,885,000	22,538,193
	Laredo Community College District (School Facilities Improvements) GO, 5.00% due 8/1/2020 - 8/1/2024	3,340,000	3,620,325
	Lower Colorado River Authority,
	Series A,
	5.00% due 5/15/2025	8,020,000	8,706,993
	5.00% due 5/15/2025 (pre-refunded 5/15/2022)	55,000	59,861
	Metropolitan Transit Authority of Harris County,
	5.00% due 11/1/2022 - 11/1/2028	18,750,000	22,744,384
	Series D, 5.00% due 11/1/2020 - 11/1/2027	9,920,000	11,349,569
[e]	New Caney (Guaranty: PSF-GTD) ISD GO, 5.00% due 2/15/2024	865,000	951,967
	North Harris County Regional Water Authority (Regional Water Production Design, Acquisition and Construction), 5.00% due 12/15/2020 - 12/15/2026	6,490,000	7,499,809
	North Texas Tollway Authority (North Texas Tollway System), Series A, 5.00% due 1/1/2026 - 1/1/2029	7,550,000	9,426,406
[d]	Pflugerville Independent School District (Guaranty: PSF-GTD) ISD GO, Series A, 2.25% due 8/15/2037 (put 8/15/2022)	2,750,000	2,817,567
	Round Rock (Educational Facilities Improvements) ISD GO, 5.00% due 8/1/2026 - 8/1/2027	2,100,000	2,611,822
	Round Rock (Educational Facilities Improvements; Guaranty: PSF-GTD) ISD GO, 5.00% due 8/1/2020 - 8/1/2026	3,245,000	3,649,769
	Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2020 - 10/1/2021	2,950,000	3,068,277
	San Antonio Public Facilities Corp. (Convention Center Refinancing & Expansion), 5.00% due 9/15/2020	915,000	939,604
	San Antonio Water System, Series A, 5.00% due 5/15/2020 - 5/15/2023	1,080,000	1,142,480
	San Juan Higher Education Finance Authority (IDEA Public Schools), Series A, 5.125% due 8/15/2020	300,000	306,984
	State of Texas, 4.00% due 8/27/2020	106,500,000	108,488,355
	Tarrant Regional Water District,
	Series A,
	2.00% due 3/1/2020	800,000	801,200
	5.00% due 3/1/2021 - 3/1/2027	8,850,000	10,321,198
	Texas State University System, Series A, 5.00% due 3/15/2028 - 3/15/2030	13,090,000	16,650,731
	Texas Transportation Commission (Central Texas Turnpike System),
	Series C,
[e]	5.00% due 8/15/2022	400,000	437,932
	5.00% due 8/15/2023 - 8/15/2024	1,730,000	1,985,151
	Texas Transportation Commission (Highway Improvements) GO, 5.00% due 4/1/2022 - 4/1/2024	10,380,000	11,707,098
	Texas Transportation Commission State Highway Fund, Series A, 5.00% due 4/1/2024	1,650,000	1,911,228
	Walnut Creek Special Utility District (Water System Improvements; Insured: BAM),
	4.00% due 1/10/2020 - 1/10/2021	965,000	977,047
	5.00% due 1/10/2022 - 1/10/2024	1,275,000	1,412,319
	Utah — 0.9%
[d]	County of Utah (IHC Health Services, Inc. Obligated Group), Series B, 5.00% due 5/15/2056 (put 8/1/2022)	7,500,000	8,133,825
	Utah State Board of Regents (Insured; Natl-Re), Series A, 5.50% due 4/1/2029	30,365,000	38,826,511
	Utah Transit Authority (Integrated Mass Transit System), Series A-SUB, 5.00% due 6/15/2022 - 6/15/2025	3,545,000	4,082,924
	Vermont — 0.2%
	Vermont (Vermont Public Service Corp.) EDA, 5.00% due 12/15/2020	14,250,000	14,685,622
	Virginia — 0.2%
	Fairfax County (Inova Health System) IDA,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	4.00% due 5/15/2022	$ 5,500,000	$ 5,865,970
	5.00% due 5/15/2022	5,000,000	5,449,100
	Washington — 2.7%
	Clark County School District No 37 Vancouver (State Aid Withholding) GO, 5.00% due 12/1/2026 - 12/1/2029	5,150,000	6,625,862
	Energy Northwest (Nine Canyon Wind Project Phase I-III), 5.00% due 7/1/2020 - 7/1/2025	6,850,000	7,377,244
	Marysville School District No. 25 (Snohomish County Educational Facilities) (State Aid Withholding) GO, 5.00% due 12/1/2020 - 12/1/2023	7,695,000	8,385,364
	Skagit County Public Hospital District No. 1 (Skagit Regional Health), Series A, 5.00% due 12/1/2021 - 12/1/2023	2,410,000	2,615,280
	Skagit County Public Hospital District No. 1 (Skagit Regional Health) GO, 5.00% due 12/1/2020 - 12/1/2022	8,340,000	8,999,051
	Skagit County Public Hospital District No. 2 (Island Hospital) GO,
	4.00% due 12/1/2020 - 12/1/2021	2,000,000	2,076,050
	5.00% due 12/1/2022	1,700,000	1,877,973
	State of Washington (Capital Projects) GO, Series R-G-Ref, 5.00% due 7/1/2025	10,475,000	12,402,505
	State of Washington (State and Local Agency Real and Personal Property Projects) (Insured: State Intercept) COP, 5.00% due 7/1/2020 - 7/1/2022	9,415,000	9,943,038
	State of Washington (State and Local Agency Real and Personal Property Projects) COP, Series A, 5.00% due 7/1/2024 - 7/1/2027	17,775,000	21,519,409
	State of Washington (Various Purposes) GO, Series C, 5.00% due 2/1/2025 - 2/1/2029	50,385,000	62,664,542
[c]	State of Washington GO, 5.00% due 6/1/2025 - 6/1/2030	4,900,000	5,824,938
	Tacoma School District No.10 (Pierce County Capital Projects) (State Aid Withholding) GO, 5.00% due 12/1/2020	2,500,000	2,588,600
	Washington Health Care Facilities Authority (Overlake Hospital Medical Center) ETM, 4.75% due 7/1/2020	1,000,000	1,017,850
	West Virginia — 0.5%
	Mason County (Appalachian Power Co.), Series L, 2.75% due 10/1/2022	15,000,000	15,521,850
[d]	West Virginia (Appalachian Power Co.) EDA, Series B, 2.625% due 12/1/2042 (put 6/1/2022)	6,000,000	6,147,120
[d]	West Virginia Economic Development Authority, (Appalachian Power Co.), Series A, 2.625% due 12/1/2042 (put 6/1/2022)	4,500,000	4,610,340
	West Virginia Higher Education Policy Commission (Higher Education Facilities), Series A, 5.00% due 4/1/2020 - 4/1/2022	3,500,000	3,679,550
	Wisconsin — 1.4%
	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group),
[d]	5.00% due 8/15/2054 (put 1/25/2023)	10,485,000	11,647,577
[d]	5.00% due 8/15/2054 (put 1/26/2022)	9,520,000	10,255,230
[d]	5.00% due 8/15/2054 (put 1/29/2025)	16,065,000	18,810,830
	Wisconsin Health & Educational Facilities Authority (Agnesian Healthcare, Inc.) ETM, 5.00% due 7/1/2020	2,110,000	2,150,258
	Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance System),
	5.00% due 11/15/2025 - 11/15/2026	3,235,000	3,930,395
[d]	5.00% due 11/15/2043 (put 6/1/2021)	10,000,000	10,518,500
	Wisconsin Health & Educational Facilities Authority (Marquette University), 5.00% due 10/1/2023 - 10/1/2026	1,575,000	1,869,910
	Wisconsin Health & Educational Facilities Authority (ProHealth Care, Inc.), 5.00% due 8/15/2020 - 8/15/2022	5,250,000	5,524,690
	Wisconsin Health & Educational Facilities Authority (UnityPoint Health), Series A, 5.00% due 12/1/2022	1,000,000	1,105,300
	Wisconsin Housing & Economic Development Authority (Collateralized: FNMA),
	Series C,
	1.65% due 9/1/2026	1,615,000	1,599,819
	1.70% due 3/1/2027	1,605,000	1,588,404
	1.75% due 9/1/2027	1,645,000	1,623,056
	1.80% due 3/1/2028	1,660,000	1,632,394
	1.85% due 9/1/2028	1,680,000	1,649,894
	1.95% due 3/1/2029	1,695,000	1,667,999
	WPPI Energy, Series A, 5.00% due 7/1/2022 - 7/1/2028	1,835,000	2,151,947
	WPPI Energy (Power Supply System), Series A, 5.00% due 7/1/2021	4,100,000	4,330,707
	Total Investments — 98.4% (Cost $5,523,202,803)		$5,700,007,030
	Other Assets Less Liabilities — 1.6%		93,276,681
	Net Assets — 100.0%		$5,793,283,711

Footnote Legend
a	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
b	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2019.
c	When-issued security.
d	Variable Rate Demand Obligations are instruments whose interest rates change on a mandatory date (demand date) or whose interest rates will vary with changes in a designated base rate. The rate disclosed is the rate at December 31, 2019.
e	Segregated as collateral for a when-issued security.
f	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2019, the aggregate value of these securities in the Fund’s portfolio was $21,375,855, representing 0.37% of the Fund’s net assets.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2019 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
BHAC	Insured by Berkshire Hathaway Assurance Corp.
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
COP	Certificates of Participation
DFA	Development Finance Authority
EDA	Economic Development Authority
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Insured by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
ISD	Independent School District
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SPA	Stand-by Purchase Agreement
Syncora	Insured by Syncora Guarantee Inc.
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	December 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2019 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.